UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 to September 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2022
Classes A, I, P, R6, SMA and W
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*
Class A	$1,000.00	$870.70	0.90%	$4.22	$1,000.00	$1,020.56	0.90%	$4.56
Class I	1,000.00	871.90	0.64%	3.00	1,000.00	1,021.86	0.64%	3.24
Class P	1,000.00	874.10	0.09%	0.42	1,000.00	1,024.62	0.09%	0.46
Class R6	1,000.00	871.90	0.63%	2.96	1,000.00	1,021.91	0.63%	3.19
Class SMA	1,000.00	874.60	0.00%	0.00	1,000.00	1,025.07	0.00%	0.00
Class W	1,000.00	871.50	0.65%	3.05	1,000.00	1,021.81	0.65%	3.29

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2022 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$250,102,442
Short-term investments at fair value†	3,946,444
Cash	3,242,642
Cash collateral for futures contracts	497,475
Receivables:
Investment securities sold	2,279,597
Fund shares sold	116,545
Interest	2,630,052
Variation margin on futures contracts	69,474
Prepaid expenses	70,882
Reimbursement due from Investment Adviser	14,023
Other assets	4,582
Total assets	262,974,158
LIABILITIES:
Income distribution payable	11,851
Payable for investment securities purchased	3,033,352
Payable for fund shares redeemed	98,439
Payable upon receipt of securities loaned	3,946,444
Payable for investment management fees	46,596
Payable for distribution and shareholder service fees	173
Payable to trustees under the deferred compensation plan (Note 6)	4,582
Payable for trustee fees	2,896
Other accrued expenses and liabilities	82,948
Total liabilities	7,227,281
NET ASSETS	$255,746,877
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$308,436,813
Total distributable loss	(52,689,936)
NET ASSETS	$255,746,877
+ Including securities loaned at value	$3,786,251
* Cost of investments in securities	$287,517,096
† Cost of short-term investments	$3,946,444
See Accompanying Notes to Financial Statements
2

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2022 (Unaudited) (continued)

Class A
Net assets	$812,641
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	92,988
Net asset value and redemption price per share†	$8.74
Maximum offering price per share (2.50%)(1)	$8.96
Class I
Net assets	$39,740,395
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,541,471
Net asset value and redemption price per share	$8.75
Class P
Net assets	$147,344,653
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	16,854,630
Net asset value and redemption price per share	$8.74
Class R6
Net assets	$11,676,235
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,335,850
Net asset value and redemption price per share	$8.74
Class SMA
Net assets	$3,099,312
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	355,011
Net asset value and redemption price per share	$8.73
Class W
Net assets	$53,073,641
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,083,043
Net asset value and redemption price per share	$8.72

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
3

STATEMENT OF OPERATIONS for the six months ended September 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends	$12,375
Interest	4,907,529
Securities lending income, net	3,466
Total investment income	4,923,370
EXPENSES:
Investment management fees	632,085
Distribution and shareholder service fees:
Class A	1,094
Transfer agent fees:
Class A	752
Class I	11,664
Class P	99
Class R6	2,903
Class SMA	1,043
Class W	19,848
Shareholder reporting expense	2,928
Registration fees	53,599
Professional fees	16,470
Custody and accounting expense	24,156
Trustee fees	2,562
Miscellaneous expense	9,627
Total expenses	778,830
Waived and reimbursed fees	(416,440)
Net expenses	362,390
Net investment income	4,560,980
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(12,587,704)
Futures	(115,355)
Swaps	72,198
Net realized loss	(12,630,861)
Net change in unrealized appreciation (depreciation) on:
Investments	(25,533,991)
Futures	685,122
Net change in unrealized appreciation (depreciation)	(24,848,869)
Net realized and unrealized loss	(37,479,730)
Decrease in net assets resulting from operations	$(32,918,750)
See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
FROM OPERATIONS:
Net investment income	$4,560,980	$5,789,195
Net realized loss	(12,630,861)	(1,505,589)
Net change in unrealized appreciation (depreciation)	(24,848,869)	(14,483,722)
Decrease in net assets resulting from operations	(32,918,750)	(10,200,116)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(12,089)	(40,638)
Class I	(615,263)	(1,456,495)
Class P	(2,800,434)	(6,876,337)
Class R6	(153,399)	(17,976)
Class SMA	(66,628)	(156,764)
Class W	(656,937)	(16,697)
Return of capital:
Class A	—	(1,262)
Class I	—	(48,451)
Class P	—	(161,635)
Class R6	—	(790)
Class SMA	—	(3,541)
Class W	—	(483)
Total distributions	(4,304,750)	(8,781,069)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	97,334,463	59,106,722
Reinvestment of distributions	4,237,755	8,620,244
	101,572,218	67,726,966
Cost of shares redeemed	(20,768,199)	(39,881,724)
Net increase in net assets resulting from capital share transactions	80,804,019	27,845,242
Net increase in net assets	43,580,519	8,864,057
NET ASSETS:
Beginning of year or period	212,166,358	203,302,301
End of year or period	$255,746,877	$212,166,358

See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-22+	10.18	0.14•	(1.45)	(1.31)	0.13	—	—	0.13	—	8.74	(12.93)	0.94	0.90	0.90	2.95	813	112
03-31-22	11.04	0.20•	(0.71)	(0.51)	0.22	0.12	0.01	0.35	—	10.18	(4.85)	1.06	0.90	0.90	1.84	934	259
03-31-21	10.60	0.22•	1.02	1.24	0.24	0.56	—	0.80	—	11.04	11.53	1.03	0.90	0.90	1.90	1,329	349
03-31-20	10.68	0.28•	0.25	0.53	0.29	0.32	—	0.61	—	10.60	4.80	1.05	0.90	0.90	2.55	421	553
03-31-19	10.61	0.34	0.10	0.44	0.33	0.04	—	0.37	—	10.68	4.35	1.10	0.90	0.90	3.23	223	501
03-31-18	10.83	0.31	0.01	0.32	0.31	0.23	—	0.54	—	10.61	2.83	1.06	0.91	0.91	2.94	209	425
Class I
09-30-22+	10.19	0.15•	(1.45)	(1.30)	0.14	—	—	0.14	—	8.75	(12.81)	0.64	0.64	0.64	3.24	39,740	112
03-31-22	11.05	0.23•	(0.72)	(0.49)	0.24	0.12	0.01	0.38	—	10.19	(4.60)	0.66	0.65	0.65	2.11	35,622	259
03-31-21	10.61	0.24•	1.03	1.27	0.27	0.56	—	0.83	—	11.05	11.80	0.64	0.64	0.64	2.11	20,147	349
03-31-20	10.68	0.32•	0.25	0.57	0.32	0.32	—	0.64	—	10.61	5.16	0.65	0.65	0.65	2.84	1,595	553
03-31-19	10.61	0.36•	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.60	0.69	0.65	0.65	3.50	2,327	501
03-31-18	10.83	0.34	0.01	0.35	0.34	0.23	—	0.57	—	10.61	3.08	0.71	0.66	0.66	3.17	1,201	425
Class P
09-30-22+	10.18	0.18•	(1.45)	(1.27)	0.17	—	—	0.17	—	8.74	(12.59)	0.59	0.09	0.09	3.76	147,345	112
03-31-22	11.03	0.30•	(0.72)	(0.42)	0.30	0.12	0.01	0.43	—	10.18	(4.04)	0.59	0.09	0.09	2.66	170,865	259
03-31-21	10.59	0.32•	1.01	1.33	0.33	0.56	—	0.89	—	11.03	12.38	0.60	0.10	0.10	2.79	177,411	349
03-31-20	10.67	0.37•	0.25	0.62	0.38	0.32	—	0.70	—	10.59	5.60	0.63	0.13	0.13	3.35	153,075	553
03-31-19	10.60	0.41	0.12	0.53	0.42	0.04	—	0.46	—	10.67	5.17	0.66	0.15	0.15	3.99	144,945	501
03-31-18	10.83	0.40	0.00*	0.40	0.40	0.23	—	0.63	—	10.60	3.57	0.65	0.15	0.15	3.69	137,783	425
Class R6
09-30-22+	10.18	0.16•	(1.46)	(1.30)	0.14	—	—	0.14	—	8.74	(12.81)	0.65	0.63	0.63	3.38	11,676	112
03-31-22	11.04	0.24•	(0.72)	(0.48)	0.25	0.12	0.01	0.38	—	10.18	(4.59)	1.27	0.63	0.63	2.20	521	259
03-31-21	10.61	0.27•	0.99	1.26	0.27	0.56	—	0.83	—	11.04	11.72	1.41	0.63	0.63	2.28	80	349
03-31-20	10.68	0.31•	0.27	0.58	0.33	0.32	—	0.65	—	10.61	5.18	1.35	0.63	0.63	2.82	87	553
03-31-19	10.61	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.63	1.90	0.63	0.63	3.51	3	501
03-31-18	10.83	0.35	0.00*	0.35	0.34	0.23	—	0.57	—	10.61	3.12	1.78	0.64	0.64	3.19	3	425
Class SMA
09-30-22+	10.17	0.18•	(1.45)	(1.27)	0.17	—	—	0.17	—	8.73	(12.54)	0.64	0.00*	0.00*	3.85	3,099	112
03-31-22	11.03	0.31•	(0.72)	(0.41)	0.32	0.12	0.01	0.45	—	10.17	(3.98)	0.65	0.00*	0.00*	2.75	3,839	259
03-31-21	10.59	0.34•	1.01	1.35	0.35	0.56	—	0.91	—	11.03	12.55	0.66	0.00*	0.00*	2.90	4,008	349
03-31-20	10.68	0.39•	0.24	0.63	0.40	0.32	—	0.72	—	10.59	5.66	0.68	0.00*	0.00*	3.47	3,821	553
03-31-19	10.60	0.43	0.12	0.55	0.43	0.04	—	0.47	—	10.68	5.39	0.73	0.00*	0.00*	4.13	3,369	501
03-31-18	10.82	0.42	0.00*	0.42	0.41	0.23	—	0.64	—	10.60	3.75	0.71	0.00*	0.00*	3.84	3,471	425
See Accompanying Notes to Financial Statements
6

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class W
09-30-22+	10.16	0.16•	(1.46)	(1.30)	0.14	—	—	0.14	—	8.72	(12.85)	0.69	0.65	0.65	3.41	53,074	112
03-31-22	11.02	0.23•	(0.72)	(0.49)	0.24	0.12	0.01	0.38	—	10.16	(4.62)	0.81	0.65	0.65	2.10	386	259
03-31-21	10.59	0.25•	1.01	1.26	0.27	0.56	—	0.83	—	11.02	11.72	0.78	0.65	0.65	2.16	327	349
03-31-20	10.67	0.31•	0.25	0.56	0.32	0.32	—	0.64	—	10.59	5.07	0.80	0.65	0.65	2.83	3	553
03-31-19	10.60	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.67	4.61	0.85	0.65	0.65	3.50	3	501
08-01-17(4) - 03-31-18	11.16	0.23•	(0.33)	(0.10)	0.23	0.23	—	0.46	—	10.60	(1.03)	0.81	0.66	0.66	3.15	3	425

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any. Class SMA is closed to new shareholders.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2022, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy.Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2022, the Fund had an average notional value of $25,471,312 and $16,161,563 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at September 30, 2022.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of the swap contract is recorded on the Fund’s Statement of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, the Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
The Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, the Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. The Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
The Fund may sell credit default swaps which expose the Fund to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
During the period ended September 30, 2022, the Fund had bought and sold credit protection on credit default swap indices (“CDX”) with an average notional amounts of $6,938,472 and $6,891,677 respectively, to hedge the credit risk associated with various sectors within the credit market and to gain additional exposure to various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to buy or sell protection at September 30, 2022.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2022, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$212,567,092	$143,432,190
U.S. government securities not included above were as follows:
Purchases	Sales
$137,683,252	$127,090,331
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund through August 1, 2023. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2022, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:	$19
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2022, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	56.42%
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2022, the Fund did not pay any amounts for affiliated recordkeeping services.

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. Participants in a wrap program, pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
September 30,
2023	2024	2025	Total
$25,216	$26,734	$26,504	$78,454
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment
Adviser, and the related expiration dates, as of September 30, 2022, are as follows:
	September 30,
	2023	2024	2025	Total
Class A	$761	$1,870	$1,496	$4,127
Class R6	736	661	3,072	4,469
Class W	61	465	7,178	7,704
The Expense Limitation Agreement is contractual through August 1, 2023 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 13, 2022, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the period ended September 30, 2022.

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
9/30/2022	8,701	—	1,296	(8,735)	1,262	82,541	—	12,058	(83,059)	11,540
3/31/2022	100,621	—	3,719	(133,052)	(28,712)	1,134,829	—	41,410	(1,474,968)	(298,729)
Class I
9/30/2022	1,493,482	—	66,082	(513,807)	1,045,757	14,181,317	—	615,117	(4,818,241)	9,978,193
3/31/2022	4,679,299	—	135,380	(3,142,778)	1,671,901	52,386,128	—	1,504,931	(34,123,768)	19,767,291
Class P
9/30/2022	—	—	300,688	(232,556)	68,132	—	—	2,800,434	(2,200,000)	600,434
3/31/2022	285,632	—	633,494	(215,633)	703,493	3,000,005	—	7,037,972	(2,400,000)	7,637,977
Class R6
9/30/2022	1,446,182	—	16,609	(178,083)	1,284,708	13,718,297	—	153,399	(1,668,372)	12,203,324
3/31/2022	86,006	—	1,700	(43,782)	43,924	962,374	—	18,754	(458,741)	522,387
Class SMA
9/30/2022	30,508	—	—*	(53,077)	(22,569)	290,565	—	—*	(490,145)	(199,580)
3/31/2022	118,067	—	—*	(104,001)	14,066	1,281,453	—	—*	(1,166,736)	114,717
Class W
9/30/2022	7,214,071	—	71,484	(1,240,454)	6,045,101	69,061,743	—	656,747	(11,508,382)	58,210,108
3/31/2022	30,368	—	1,546	(23,615)	8,300	341,933	—	17,177	(257,511)	101,599

*
Amount is less than 0.500 per share or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2022			Year Ended March 31, 2021
Ordinary Income	Long-term Capital Gain	Return Of Capital	Ordinary Income	Long-term Capital Gain
$6,119,323	$2,445,584	$216,162	$12,102,102	$2,460,012
The tax-basis components of distributable earnings as of March 31, 2022 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Other	Total Distributable Earnings/(Loss)
$ —	$—	$(12,343,728)	$(3,111,982)	$(10,726)	$(15,466,436)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S.

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2022:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$255,776	$(255,776)	$—
BNP Paribas Prime Brokerage Intl Ltd	162,714	(162,714)	—
Citadel Clearing LLC	319,402	(319,402)	—
Daiwa Capital Markets America Inc.	145,087	(145,087)	—
Goldman Sachs & Co. LLC	288,566	(288,566)	—
HSBC Securities (USA) Inc.	676,823	(676,823)	—
Janney Montgomery Scott LLC	75,857	(75,857)	—
National Bank Financial Inc.	656,922	(656,922)	—
TD Prime Services LLC	323,902	(323,902)	—
TD Securities (USA) Inc.	620,439	(620,439)	—
Truist Securities Inc.	260,763	(260,763)	—
Total	$3,786,251	$(3,786,251)	$—

(1)
Cash Collateral with a fair value of $3,946,444 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a

17

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 13 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 14 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2022, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0235	November 1, 2022	Daily
Class I	$0.0253	November 1, 2022	Daily
Class P	$0.0290	November 1, 2022	Daily
Class R6	$0.0254	November 1, 2022	Daily
Class SMA	$0.0301	November 1, 2022	Daily
Class W	$0.0253	November 1, 2022	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.8%
		Basic Materials: 2.0%
128,000		Albemarle Corp., 5.050%, 06/01/2032	$118,822	0.0
425,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	402,668	0.2
373,000	(2)	Dow Chemical Co., 2.100%, 11/15/2030	286,274	0.1
402,000		Dow Chemical Co., 4.375%, 11/15/2042	317,285	0.1
404,000		Dow Chemical Co., 5.550%, 11/30/2048	368,145	0.1
337,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	313,166	0.1
284,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	252,067	0.1
80,000		Mosaic Co/The, 4.875%, 11/15/2041	65,026	0.0
516,000		Mosaic Co/The, 5.450%, 11/15/2033	486,829	0.2
136,000		Mosaic Co/The, 5.625%, 11/15/2043	122,438	0.0
224,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	187,054	0.1
277,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	200,119	0.1
258,000		Nucor Corp., 4.300%, 05/23/2027	247,378	0.1
1,118,000		Nutrien Ltd., 2.950%, 05/13/2030	935,974	0.4
229,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	148,871	0.1
532,000		RPM International, Inc., 2.950%, 01/15/2032	410,411	0.2
303,000	(1)	South32 Treasury Ltd., 4.350%, 04/14/2032	261,160	0.1
			5,123,687	2.0
		Communications: 8.6%
687,000		Amazon.com, Inc., 3.100%, 05/12/2051	483,123	0.2
467,000		Amazon.com, Inc., 3.250%, 05/12/2061	315,223	0.1
433,000	(2)	Amazon.com, Inc., 3.600%, 04/13/2032	394,147	0.2
161,000		Amazon.com, Inc., 3.950%, 04/13/2052	132,424	0.0
595,000		Amazon.com, Inc., 4.100%, 04/13/2062	476,512	0.2
746,000		AT&T, Inc., 3.500%, 06/01/2041	538,888	0.2
745,000		AT&T, Inc., 3.550%, 09/15/2055	490,917	0.2
1,302,000		AT&T, Inc., 3.650%, 09/15/2059	846,284	0.3
449,000		AT&T, Inc., 3.800%, 12/01/2057	304,250	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
615,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	$472,775	0.2
286,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	218,636	0.1
171,000	(2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	122,378	0.0
188,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	142,431	0.1
507,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	301,847	0.1
454,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	328,682	0.1
39,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	34,473	0.0
708,000		Comcast Corp., 2.887%, 11/01/2051	444,547	0.2
898,000		Comcast Corp., 2.937%, 11/01/2056	537,571	0.2
105,000		Comcast Corp., 3.200%, 07/15/2036	81,422	0.0
536,000		Comcast Corp., 3.250%, 11/01/2039	394,978	0.2
305,000		Comcast Corp., 3.900%, 03/01/2038	249,378	0.1
226,000		Comcast Corp., 4.000%, 08/15/2047	175,520	0.1
456,000		Comcast Corp., 5.650%, 06/15/2035	456,827	0.2
146,000		Comcast Corp., 6.500%, 11/15/2035	156,078	0.1
394,000		Discovery Communications LLC, 4.875%, 04/01/2043	286,593	0.1
141,000		Discovery Communications LLC, 5.300%, 05/15/2049	105,532	0.0
206,000	(1)	Meta Platforms, Inc., 3.500%, 08/15/2027	192,841	0.1

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
628,000	(1)	Meta Platforms, Inc., 3.850%, 08/15/2032	$552,670	0.2
539,000	(1)	Meta Platforms, Inc., 4.450%, 08/15/2052	440,781	0.2
770,000	(1)	Meta Platforms, Inc., 4.650%, 08/15/2062	622,185	0.2
582,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	508,373	0.2
615,000	(1)	NBN Co. Ltd., 2.500%, 01/08/2032	479,088	0.2
237,000		Orange SA, 9.000%, 03/01/2031	284,559	0.1
548,000		Paramount Global, 4.375%, 03/15/2043	366,317	0.1
252,000		Paramount Global, 4.950%, 05/19/2050	179,701	0.1
113,000		Paramount Global, 5.250%, 04/01/2044	84,780	0.0
79,000		Paramount Global, 5.500%, 05/15/2033	70,758	0.0
181,000	(3)	Paramount Global, 6.375%, 03/30/2062	156,678	0.1
153,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	132,436	0.0
186,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	148,725	0.1
235,000		Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	251,175	0.1
927,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	830,759	0.3
98,000		T-Mobile USA, Inc., 2.550%, 02/15/2031	77,731	0.0
668,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	606,137	0.2
147,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	121,670	0.0
283,000		T-Mobile USA, Inc., 2.875%, 02/15/2031	228,439	0.1
266,000		T-Mobile USA, Inc., 3.375%, 04/15/2029	230,223	0.1
1,031,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	868,020	0.3
279,000		T-Mobile USA, Inc., 5.650%, 01/15/2053	264,222	0.1
175,000		TWDC Enterprises 18 Corp., 3.150%, 09/17/2025	167,155	0.1
574,000		Verizon Communications, Inc., 2.355%, 03/15/2032	440,726	0.2
264,000		Verizon Communications, Inc., 2.650%, 11/20/2040	172,682	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
51,000		Verizon Communications, Inc., 3.550%, 03/22/2051	$35,974	0.0
682,000		Verizon Communications, Inc., 3.700%, 03/22/2061	464,414	0.2
225,000		Verizon Communications, Inc., 4.329%, 09/21/2028	211,869	0.1
202,000		Verizon Communications, Inc., 4.400%, 11/01/2034	178,234	0.1
1,717,000		Verizon Communications, Inc., 4.500%, 08/10/2033	1,550,058	0.6
124,000		Verizon Communications, Inc., 4.750%, 11/01/2041	107,614	0.0
738,000		Verizon Communications, Inc., 4.812%, 03/15/2039	651,070	0.3
263,000		Vodafone Group PLC, 5.125%, 06/19/2059	214,031	0.1
614,000	(3)	Vodafone Group PLC, 5.125%, 06/04/2081	416,495	0.2
164,000		Walt Disney Co/The, 2.000%, 09/01/2029	134,255	0.1
52,000		Walt Disney Co/The, 4.625%, 03/23/2040	46,911	0.0
230,000		Walt Disney Co/The, 4.750%, 09/15/2044	205,868	0.1
394,000		Walt Disney Co/The, 4.750%, 11/15/2046	351,499	0.1
267,000		Walt Disney Co/The, 6.550%, 03/15/2033	288,100	0.1
226,000		Walt Disney Co/The, 8.500%, 02/23/2025	244,287	0.1
			22,070,946	8.6
		Consumer, Cyclical: 4.7%
25,297	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	23,930	0.0
256,768		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	208,921	0.1
142,571		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	128,065	0.0
20,002		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	15,668	0.0
91,266		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	68,959	0.0
212,212		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	184,999	0.1

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
128,447		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	$111,168	0.0
608,279		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	510,857	0.2
152,966		Delta Air Lines 2015-1 Class A Pass Through Trust, 3.875%, 01/30/2029	131,487	0.0
205,640		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	172,605	0.1
197,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	183,747	0.1
141,000		Dollar General Corp., 5.000%, 11/01/2032	135,804	0.1
895,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	769,355	0.3
229,000		Hasbro, Inc., 3.000%, 11/19/2024	219,805	0.1
211,000		Hasbro, Inc., 3.550%, 11/19/2026	195,869	0.1
648,000		Home Depot, Inc./The, 2.750%, 09/15/2051	413,234	0.2
152,000		Home Depot, Inc./The, 3.250%, 04/15/2032	131,817	0.1
427,000		Home Depot, Inc./The, 3.300%, 04/15/2040	327,647	0.1
93,000		Home Depot, Inc./The, 3.625%, 04/15/2052	70,398	0.0
380,000		Home Depot, Inc./The, 4.950%, 09/15/2052	357,955	0.1
213,000		Lowe’s Cos, Inc., 3.750%, 04/01/2032	184,531	0.1
287,000		Lowe’s Cos, Inc., 4.250%, 04/01/2052	220,108	0.1
160,000		Lowe’s Cos, Inc., 4.450%, 04/01/2062	119,923	0.0
207,000		Lowe’s Cos, Inc., 4.650%, 04/15/2042	175,806	0.1
201,000		Lowe’s Cos, Inc., 5.000%, 04/15/2033	190,056	0.1
204,000		Lowe’s Cos, Inc., 5.800%, 09/15/2062	187,721	0.1
217,000		McDonald’s Corp., 4.200%, 04/01/2050	174,457	0.1
196,000		McDonald’s Corp., 5.700%, 02/01/2039	194,281	0.1
265,050	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	259,919	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
72,000		Target Corp., 2.950%, 01/15/2052	$48,626	0.0
321,000		Target Corp., 4.500%, 09/15/2032	306,327	0.1
377,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	364,283	0.1
60,159		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	56,982	0.0
221,015		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	171,085	0.1
40,456		United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	31,861	0.0
15,482		United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 02/25/2033	12,803	0.0
673,718		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	650,891	0.3
618,829		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	599,935	0.2
843,153		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	763,188	0.3
488,161		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	433,485	0.2
281,000		Walmart, Inc., 4.150%, 09/09/2032	269,467	0.1
204,000		Walmart, Inc., 4.500%, 09/09/2052	191,701	0.1
686,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	614,621	0.2
288,000	(1)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	237,303	0.1
269,000	(1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	201,749	0.1
686,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	499,907	0.2
161,000	(1)	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	117,056	0.0
363,000		WW Grainger, Inc., 3.750%, 05/15/2046	284,869	0.1
			11,925,231	4.7
		Consumer, Non-cyclical: 14.5%
427,000		AbbVie, Inc., 3.200%, 05/14/2026	399,669	0.2
488,000		AbbVie, Inc., 3.200%, 11/21/2029	427,613	0.2
783,000		AbbVie, Inc., 4.050%, 11/21/2039	632,072	0.2

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
281,000	AbbVie, Inc., 4.250%, 11/21/2049	$225,937	0.1
489,000	AbbVie, Inc., 4.500%, 05/14/2035	436,082	0.2
389,000	AbbVie, Inc., 4.625%, 10/01/2042	331,139	0.1
453,000	Altria Group, Inc., 3.400%, 05/06/2030	367,384	0.1
328,000	Altria Group, Inc., 3.700%, 02/04/2051	198,634	0.1
58,000	Altria Group, Inc., 4.800%, 02/14/2029	53,601	0.0
369,000	Amgen, Inc., 2.200%, 02/21/2027	328,169	0.1
95,000	Amgen, Inc., 2.300%, 02/25/2031	75,724	0.0
296,000	Amgen, Inc., 2.450%, 02/21/2030	244,543	0.1
596,000	Amgen, Inc., 3.150%, 02/21/2040	431,323	0.2
187,000	Amgen, Inc., 4.200%, 02/22/2052	147,190	0.1
144,000	Amgen, Inc., 4.875%, 03/01/2053	126,899	0.0
913,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 02/01/2026	877,914	0.3
1,428,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,244,407	0.5
605,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	518,006	0.2
547,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	445,432	0.2
468,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	456,384	0.2
238,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	224,495	0.1
631,000	BAT Capital Corp., 2.726%, 03/25/2031	470,529	0.2
644,000	BAT Capital Corp., 3.984%, 09/25/2050	395,398	0.2
221,000	Baxter International, Inc., 1.915%, 02/01/2027	192,604	0.1
146,000	Boston Scientific Corp., 4.700%, 03/01/2049	128,250	0.0
293,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	277,599	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
80,000		Bristol-Myers Squibb Co., 3.400%, 07/26/2029	$72,627	0.0
733,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	563,747	0.2
106,000		Bristol-Myers Squibb Co., 3.900%, 03/15/2062	80,358	0.0
235,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	197,346	0.1
282,000		Bristol-Myers Squibb Co., 4.550%, 02/20/2048	249,213	0.1
153,000		Bristol-Myers Squibb Co., 4.625%, 05/15/2044	137,156	0.0
143,000	(1)	Cargill, Inc., 1.700%, 02/02/2031	109,498	0.0
213,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	172,852	0.1
92,000	(1)	Cargill, Inc., 3.125%, 05/25/2051	63,434	0.0
154,000		Centene Corp., 2.450%, 07/15/2028	125,642	0.0
597,000		Cigna Corp., 3.200%, 03/15/2040	430,445	0.2
181,000		Cigna Corp., 3.400%, 03/15/2050	122,768	0.0
104,000		Cigna Corp., 4.125%, 11/15/2025	101,120	0.0
768,000		Cigna Corp., 4.800%, 08/15/2038	682,574	0.3
286,000		Cigna Corp., 4.900%, 12/15/2048	247,668	0.1
565,000	(1)	Coca-Cola Europacific Partners PLC, 0.500%, 05/05/2023	550,475	0.2
807,000	(1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	691,756	0.3
321,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	294,246	0.1
418,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	366,265	0.1
381,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	330,493	0.1
205,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	178,692	0.1
88,000		CVS Health Corp., 1.300%, 08/21/2027	73,425	0.0
266,000		CVS Health Corp., 2.700%, 08/21/2040	175,230	0.1
401,000		CVS Health Corp., 4.300%, 03/25/2028	378,912	0.1
1,220,000		CVS Health Corp., 4.780%, 03/25/2038	1,071,944	0.4
191,000		CVS Health Corp., 5.050%, 03/25/2048	168,654	0.1

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
80,000		CVS Health Corp., 5.125%, 07/20/2045	$70,232	0.0
864,000	(1)	Danone SA, 2.589%, 11/02/2023	845,054	0.3
224,000		Diageo Capital PLC, 2.125%, 10/24/2024	212,885	0.1
662,000		Diageo Capital PLC, 3.500%, 09/18/2023	654,194	0.3
87,000		Elevance Health, Inc., 2.550%, 03/15/2031	70,282	0.0
340,000		Elevance Health, Inc., 2.875%, 09/15/2029	290,769	0.1
232,000		Elevance Health, Inc., 4.100%, 05/15/2032	209,932	0.1
274,000		Elevance Health, Inc., 4.625%, 05/15/2042	237,280	0.1
193,000		Elevance Health, Inc., 5.100%, 01/15/2044	175,759	0.1
281,000		Equifax, Inc., 5.100%, 12/15/2027	272,330	0.1
689,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	665,280	0.3
834,000		Global Payments, Inc., 4.450%, 06/01/2028	763,922	0.3
146,000		Global Payments, Inc., 5.950%, 08/15/2052	129,023	0.0
366,000		HCA, Inc., 2.375%, 07/15/2031	271,300	0.1
219,000	(1)	HCA, Inc., 3.375%, 03/15/2029	185,778	0.1
205,000		HCA, Inc., 3.500%, 09/01/2030	169,718	0.1
191,000	(1)	HCA, Inc., 3.625%, 03/15/2032	154,791	0.1
472,000		HCA, Inc., 4.125%, 06/15/2029	414,568	0.2
134,000	(1)	HCA, Inc., 4.625%, 03/15/2052	100,942	0.0
495,000		HCA, Inc., 5.250%, 06/15/2049	403,705	0.2
67,000		HCA, Inc., 5.875%, 02/01/2029	65,237	0.0
431,000		Hershey Co/The, 3.125%, 11/15/2049	308,800	0.1
218,000		Hormel Foods Corp., 3.050%, 06/03/2051	150,898	0.1
326,000		Humana, Inc., 3.700%, 03/23/2029	292,662	0.1
430,000		J M Smucker Co/The, 2.750%, 09/15/2041	276,303	0.1
267,000		Johnson & Johnson, 2.100%, 09/01/2040	178,390	0.1
354,000		Johnson & Johnson, 3.625%, 03/03/2037	306,639	0.1
152,000		Johnson & Johnson, 3.700%, 03/01/2046	124,666	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
268,000		Johnson & Johnson, 5.850%, 07/15/2038	$287,033	0.1
333,000		Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	292,658	0.1
187,000		Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	147,874	0.1
178,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	155,013	0.1
176,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	153,451	0.1
402,000	(2)	Kroger Co/The, 2.200%, 05/01/2030	320,417	0.1
651,000	(1)	Mars, Inc., 2.375%, 07/16/2040	430,537	0.2
125,000		Merck & Co., Inc., 2.750%, 12/10/2051	81,797	0.0
322,000		Merck & Co., Inc., 2.900%, 12/10/2061	202,755	0.1
211,000		Mondelez International, Inc., 2.625%, 03/17/2027	189,380	0.1
316,000		Moody’s Corp., 3.750%, 03/24/2025	307,065	0.1
306,000	(2)	Moody’s Corp., 3.750%, 02/25/2052	226,921	0.1
462,000		Mylan, Inc., 5.200%, 04/15/2048	318,835	0.1
200,000	(1)	Nestle Holdings, Inc., 2.625%, 09/14/2051	129,834	0.0
235,000	(1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	198,382	0.1
254,000	(1)	Nestle Holdings, Inc., 4.700%, 01/15/2053	237,581	0.1
546,000	(2)	PayPal Holdings, Inc., 3.250%, 06/01/2050	370,396	0.1
437,000		PayPal Holdings, Inc., 4.400%, 06/01/2032	407,712	0.2
198,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	176,986	0.1
230,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	206,009	0.1
253,000		PepsiCo, Inc., 3.900%, 07/18/2032	234,230	0.1
210,000		PepsiCo, Inc., 4.200%, 07/18/2052	186,273	0.1
276,000		PerkinElmer, Inc., 3.300%, 09/15/2029	232,620	0.1
248,000		Quanta Services, Inc., 2.350%, 01/15/2032	182,808	0.1
585,000	(1)	Roche Holdings, Inc., 2.076%, 12/13/2031	469,406	0.2
200,000	(1)	Roche Holdings, Inc., 2.607%, 12/13/2051	131,053	0.0
616,000		Royalty Pharma PLC, 1.750%, 09/02/2027	509,967	0.2
153,000		Royalty Pharma PLC, 3.550%, 09/02/2050	95,726	0.0

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
194,000		S&P Global, Inc., 1.250%, 08/15/2030	$145,417	0.1
417,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	374,374	0.1
219,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	189,673	0.1
739,000	(1)(2)	S&P Global, Inc., 2.900%, 03/01/2032	617,871	0.2
300,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	227,562	0.1
263,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	208,281	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	142,017	0.1
670,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	649,492	0.3
303,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	222,304	0.1
352,000		Unilever Capital Corp., 1.750%, 08/12/2031	271,819	0.1
155,000		Unilever Capital Corp., 2.625%, 08/12/2051	100,420	0.0
253,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	224,201	0.1
499,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	350,614	0.1
242,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	176,367	0.1
279,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	194,445	0.1
191,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	150,550	0.1
39,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	30,068	0.0
283,000		UnitedHealth Group, Inc., 4.200%, 05/15/2032	263,111	0.1
113,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	96,720	0.0
71,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	63,662	0.0
278,000		Viatris, Inc., 3.850%, 06/22/2040	173,840	0.1
141,000		Viatris, Inc., 4.000%, 06/22/2050	84,701	0.0
			37,135,104	14.5
		Energy: 6.6%
138,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	89,909	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
290,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	$189,845	0.1
303,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	281,160	0.1
394,000		BP Capital Markets PLC, 3.279%, 09/19/2027	361,523	0.1
507,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	418,432	0.2
74,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	64,279	0.0
30,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	29,083	0.0
191,000		Chevron USA, Inc., 3.250%, 10/15/2029	172,288	0.1
647,000	(1)	Coterra Energy, Inc., 3.900%, 05/15/2027	600,504	0.2
57,000	(1)	Coterra Energy, Inc., 4.375%, 03/15/2029	52,763	0.0
351,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	303,434	0.1
347,000	(2)	Diamondback Energy, Inc., 4.400%, 03/24/2051	262,281	0.1
295,000	(3)	Enbridge, Inc., 7.375%, 01/15/2083	284,866	0.1
295,000	(3)	Enbridge, Inc., 7.625%, 01/15/2083	285,316	0.1
507,000		Energy Transfer L.P., 5.300%, 04/15/2047	405,834	0.2
282,000		Energy Transfer L.P., 5.400%, 10/01/2047	229,059	0.1
476,000	(3)	Energy Transfer L.P., 6.500%, 12/31/2199	415,835	0.2
422,000	(3)	Energy Transfer L.P., 7.125%, 12/31/2199	347,747	0.1
560,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	387,817	0.2
440,000		EQT Corp., 5.700%, 04/01/2028	432,093	0.2
511,000		Exxon Mobil Corp., 2.275%, 08/16/2026	466,055	0.2
67,000		Exxon Mobil Corp., 2.440%, 08/16/2029	57,648	0.0
152,000		Exxon Mobil Corp., 2.995%, 08/16/2039	113,024	0.0
840,000		Exxon Mobil Corp., 4.227%, 03/19/2040	731,718	0.3

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
777,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	$505,785	0.2
150,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	120,738	0.1
409,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	330,736	0.1
285,000	MPLX L.P., 1.750%, 03/01/2026	249,685	0.1
175,000	MPLX L.P., 2.650%, 08/15/2030	137,356	0.1
346,000	MPLX L.P., 4.000%, 02/15/2025	334,214	0.1
125,000	MPLX L.P., 4.700%, 04/15/2048	95,582	0.0
124,000	MPLX L.P., 4.950%, 09/01/2032	112,804	0.0
908,000	MPLX L.P., 5.200%, 03/01/2047	748,782	0.3
273,000	MPLX L.P., 5.200%, 12/01/2047	221,802	0.1
288,000	MPLX L.P., 5.500%, 02/15/2049	245,225	0.1
393,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	388,060	0.2
111,000	ONEOK Partners L.P., 6.125%, 02/01/2041	97,933	0.0
271,000	Phillips 66, 0.900%, 02/15/2024	256,806	0.1
233,000	Phillips 66, 2.150%, 12/15/2030	179,874	0.1
479,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	399,665	0.2
52,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	43,659	0.0
50,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	33,723	0.0
117,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	89,274	0.0
893,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	815,883	0.3
179,000	Shell International Finance BV, 2.875%, 11/26/2041	125,761	0.1
406,000	Shell International Finance BV, 3.000%, 11/26/2051	269,953	0.1
668,000	Shell International Finance BV, 4.000%, 05/10/2046	533,409	0.2
205,000	Shell International Finance BV, 4.125%, 05/11/2035	180,193	0.1
175,000	Targa Resources Corp., 6.250%, 07/01/2052	159,453	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
598,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	$494,385	0.2
380,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	352,319	0.1
308,000		TotalEnergies Capital International SA, 2.829%, 01/10/2030	265,593	0.1
208,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	148,795	0.1
189,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	160,036	0.1
353,000		Williams Cos, Inc./The, 2.600%, 03/15/2031	277,339	0.1
535,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	530,146	0.2
412,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	350,043	0.1
671,000		Williams Partners L.P., 3.750%, 06/15/2027	619,706	0.2
			16,857,230	6.6
		Financial: 31.2%
600,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	590,064	0.2
184,000		Alleghany Corp., 3.250%, 08/15/2051	124,424	0.1
958,000		Alleghany Corp., 3.625%, 05/15/2030	854,979	0.3
33,000		Alleghany Corp., 4.900%, 09/15/2044	29,220	0.0
1,080,000	(3)	American Express Co., 4.420%, 08/03/2033	983,186	0.4
72,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	52,948	0.0
511,000		American International Group, Inc., 3.900%, 04/01/2026	488,381	0.2
93,000		American International Group, Inc., 4.375%, 06/30/2050	74,713	0.0
300,000		American Tower Corp., 3.600%, 01/15/2028	266,674	0.1
208,000		American Tower Corp., 3.650%, 03/15/2027	190,476	0.1
369,000	(2)	American Tower Corp., 4.050%, 03/15/2032	318,520	0.1
151,000		American Tower Corp., 4.400%, 02/15/2026	147,018	0.1

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
155,000	(1)	Antares Holdings L.P., 2.750%, 01/15/2027	$123,597	0.1
47,000	(1)	Antares Holdings L.P., 3.750%, 07/15/2027	38,004	0.0
424,000	(1)(3)	ASB Bank Ltd., 5.284%, 06/17/2032	398,979	0.2
379,000		Assurant, Inc., 3.700%, 02/22/2030	318,442	0.1
420,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	340,644	0.1
292,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	286,772	0.1
283,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	273,871	0.1
412,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	346,702	0.1
236,000	(1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	184,949	0.1
636,000	(1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	570,984	0.2
600,000	(3)	Banco Bilbao Vizcaya Argentaria SA, 6.138%, 09/14/2028	579,894	0.2
400,000	(3)	Banco Santander SA, 4.750%, 12/31/2199	277,544	0.1
428,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	398,107	0.2
310,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	283,792	0.1
824,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	714,733	0.3
1,181,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	881,398	0.3
1,041,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	954,978	0.4
46,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	37,417	0.0
482,000	(3)	Bank of America Corp., 2.299%, 07/21/2032	360,834	0.1
251,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	199,310	0.1
48,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	31,110	0.0
1,154,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	902,306	0.4
881,000	(3)	Bank of America Corp., 2.972%, 02/04/2033	689,820	0.3
449,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	378,923	0.2
503,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	447,275	0.2
476,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	433,702	0.2
816,000	(3)	Bank of America Corp., 3.846%, 03/08/2037	659,435	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
252,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	$190,593	0.1
489,000		Bank of America Corp., 4.250%, 10/22/2026	465,116	0.2
555,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	506,868	0.2
699,000	(3)	Bank of America Corp., 4.571%, 04/27/2033	627,024	0.2
1,247,000	(3)	Bank of America Corp., 5.015%, 07/22/2033	1,158,443	0.5
438,000		Bank of Montreal, 3.700%, 06/07/2025	421,347	0.2
340,000	(3)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	311,676	0.1
166,000	(3)	Bank of New York Mellon Corp./The, 4.596%, 07/26/2030	157,514	0.1
220,000	(3)	Bank of Nova Scotia/The, 3.625%, 10/27/2081	159,741	0.1
1,282,000	(3)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	1,077,067	0.4
190,000		Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	145,861	0.1
116,000		Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	102,279	0.0
722,000		BlackRock, Inc., 2.100%, 02/25/2032	553,012	0.2
169,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	125,375	0.1
599,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	360,888	0.1
190,000	(1)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	122,140	0.1
226,000		Blackstone Private Credit Fund, 4.000%, 01/15/2029	181,261	0.1
1,133,000	(1)(3)	BPCE SA, 2.045%, 10/19/2027	955,329	0.4
498,000		Camden Property Trust, 2.800%, 05/15/2030	418,694	0.2
301,000	(3)	Capital One Financial Corp., 2.636%, 03/03/2026	279,927	0.1
318,000	(3)	Capital One Financial Corp., 3.273%, 03/01/2030	266,290	0.1
213,000	(3)	Capital One Financial Corp., 5.247%, 07/26/2030	198,571	0.1
562,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	424,723	0.2

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
228,000	(3)	Citigroup, Inc., 3.070%, 02/24/2028	$203,469	0.1
264,000	(3)	Citigroup, Inc., 4.412%, 03/31/2031	237,228	0.1
854,000	(1)(3)	Cooperatieve Rabobank UA, 4.655%, 08/22/2028	806,493	0.3
347,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	306,255	0.1
845,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	714,700	0.3
702,000	(1)(3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	643,990	0.3
427,000	(1)(3)	Credit Agricole SA, 4.750%, 12/31/2199	295,296	0.1
263,000		Credit Suisse AG/New York NY, 5.000%, 07/09/2027	242,833	0.1
383,000	(1)(3)	Credit Suisse Group AG, 5.250%, 12/31/2199	269,906	0.1
412,000		CubeSmart L.P., 2.500%, 02/15/2032	308,901	0.1
530,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	466,070	0.2
608,000	(3)	Enstar Finance LLC, 5.500%, 01/15/2042	494,616	0.2
301,000		Extra Space Storage L.P., 3.900%, 04/01/2029	268,353	0.1
423,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	413,050	0.2
205,000		Goldman Sachs Group, Inc., 6.450%, 05/01/2036	201,003	0.1
723,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	722,086	0.3
35,000	(3)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	26,430	0.0
308,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	294,540	0.1
189,000		Goldman Sachs Group, Inc./The, 4.543%, (US0003M + 1.750%), 10/28/2027	188,069	0.1
35,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	34,853	0.0
675,000	(1)	Hartford Financial Services Group, Inc./The, 5.030%, (US0003M + 2.125%), 02/12/2067	557,410	0.2
283,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	277,454	0.1
914,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	764,896	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
745,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	$596,518	0.2
220,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	203,543	0.1
738,000	(3)	HSBC Holdings PLC, 5.210%, 08/11/2028	690,722	0.3
694,000	(3)	HSBC Holdings PLC, 5.402%, 08/11/2033	618,019	0.2
559,000	(3)	ING Groep NV, 4.017%, 03/28/2028	508,220	0.2
790,000	(1)	Intact Financial Corp., 5.459%, 09/22/2032	769,738	0.3
236,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	188,084	0.1
596,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	486,865	0.2
706,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	659,461	0.3
412,000		Intercontinental Exchange, Inc., 4.950%, 06/15/2052	365,433	0.1
224,000	(1)(3)	Intesa Sanpaolo SpA, 4.198%, 06/01/2032	151,263	0.1
530,000		Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	380,764	0.2
535,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	429,366	0.2
125,000		Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	88,377	0.0
425,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	359,836	0.1
2,052,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,899,617	0.7
1,014,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	862,704	0.3
706,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	597,816	0.2
974,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	721,851	0.3
326,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	264,664	0.1
237,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	216,073	0.1
253,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	215,477	0.1
469,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	440,011	0.2
202,000	(3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	153,515	0.1
584,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	543,585	0.2

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
700,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	$619,754	0.2
389,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	270,132	0.1
405,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	256,782	0.1
377,000	(3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	356,082	0.1
161,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	120,922	0.1
795,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	728,771	0.3
681,000	(3)	JPMorgan Chase & Co., 4.565%, 06/14/2030	628,430	0.2
1,862,000	(3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	1,719,529	0.7
596,000	(3)	JPMorgan Chase & Co., 5.717%, 09/14/2033	564,457	0.2
594,000	(1)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	547,511	0.2
823,000	(1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	519,924	0.2
275,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	237,894	0.1
459,000		Life Storage L.P., 2.400%, 10/15/2031	345,175	0.1
517,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	475,413	0.2
106,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	102,262	0.0
712,000	(1)	LSEGA Financing PLC, 1.375%, 04/06/2026	624,617	0.2
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	142,752	0.1
689,000		Main Street Capital Corp., 3.000%, 07/14/2026	580,855	0.2
108,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	81,721	0.0
381,000		Mid-America Apartments L.P., 2.750%, 03/15/2030	317,887	0.1
295,000		Mid-America Apartments L.P., 3.600%, 06/01/2027	274,025	0.1
487,000		Mid-America Apartments L.P., 4.200%, 06/15/2028	454,764	0.2
200,000		Mid-America Apartments L.P., 4.300%, 10/15/2023	198,654	0.1
382,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	342,718	0.1
356,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	347,478	0.1
330,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	309,322	0.1
366,000	(3)	Morgan Stanley, 0.985%, 12/10/2026	315,956	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
1,945,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	$1,658,873	0.7
480,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	415,316	0.2
495,000	(3)	Morgan Stanley, 1.928%, 04/28/2032	362,120	0.1
842,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	772,899	0.3
830,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	624,356	0.2
128,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	112,010	0.0
372,000	(3)	Morgan Stanley, 2.511%, 10/20/2032	284,691	0.1
489,000	(3)	Morgan Stanley, 2.630%, 02/18/2026	455,996	0.2
649,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	616,061	0.2
1,612,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	1,394,786	0.5
680,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	673,046	0.3
321,000	(3)	Morgan Stanley, 4.889%, 07/20/2033	297,719	0.1
2,036,000	(3)	Morgan Stanley, 5.297%, 04/20/2037	1,832,275	0.7
375,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	364,844	0.1
576,000	(1)	Nordea Bank Abp, 5.375%, 09/22/2027	562,147	0.2
449,000		Old Republic International Corp., 3.850%, 06/11/2051	309,310	0.1
1,324,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	1,116,261	0.4
208,000		Prologis L.P., 4.625%, 01/15/2033	197,918	0.1
403,000		Realty Income Corp., 3.950%, 08/15/2027	378,800	0.2
220,000		Realty Income Corp., 4.875%, 06/01/2026	216,478	0.1
80,000	(2)	Royal Bank of Canada, 3.625%, 05/04/2027	74,491	0.0
151,000	(2)	Royal Bank of Canada, 4.240%, 08/03/2027	144,173	0.1
337,000		Royal Bank of Canada, 4.650%, 01/27/2026	328,213	0.1
584,000	(1)(3)	Standard Chartered PLC, 3.971%, 03/30/2026	552,139	0.2
1,511,000	(3)	State Street Corp., 2.623%, 02/07/2033	1,198,502	0.5
374,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	256,037	0.1
273,000		Toronto-Dominion Bank/ The, 2.800%, 03/10/2027	246,360	0.1

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
685,000	(2)	Toronto-Dominion Bank/ The, 4.108%, 06/08/2027	$646,717	0.3
669,000		Truist Financial Corp., 3.943%, (US0003M + 0.650%), 03/15/2028	612,774	0.2
1,085,000		UBS AG, 5.125%, 05/15/2024	1,060,515	0.4
811,000	(1)(3)	UBS Group AG, 2.746%, 02/11/2033	603,598	0.2
1,063,000	(1)(3)	UBS Group AG, 4.375%, 12/31/2199	701,048	0.3
632,000	(1)(3)	UBS Group AG, 4.751%, 05/12/2028	594,046	0.2
621,000	(3)	UBS Group AG, 5.125%, 12/31/2199	526,686	0.2
336,000	(1)(3)	UniCredit SpA, 5.459%, 06/30/2035	250,228	0.1
554,000		Visa, Inc., 4.150%, 12/14/2035	505,584	0.2
84,000		Visa, Inc., 4.300%, 12/14/2045	73,343	0.0
133,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	91,594	0.0
420,000	(3)	Wells Fargo & Co., 4.611%, 04/25/2053	341,853	0.1
473,000	(3)	Wells Fargo & Co., 4.897%, 07/25/2033	436,707	0.2
304,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	263,219	0.1
122,000		Weyerhaeuser Co., 4.000%, 03/09/2052	89,668	0.0
598,000		XLIT Ltd., 5.500%, 03/31/2045	555,108	0.2
			79,875,583	31.2
		Industrial: 5.8%
322,000		Avnet, Inc., 5.500%, 06/01/2032	292,883	0.1
637,000		Boeing Co/The, 3.250%, 02/01/2028	556,652	0.2
157,000		Boeing Co/The, 3.850%, 11/01/2048	102,051	0.0
817,000		Boeing Co/The, 5.705%, 05/01/2040	715,661	0.3
325,000		Boeing Co/The, 5.805%, 05/01/2050	283,150	0.1
149,000		Boeing Co/The, 5.930%, 05/01/2060	127,959	0.1
325,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	280,469	0.1
204,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	176,911	0.1
754,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	656,157	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
217,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	$198,908	0.1
268,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	254,695	0.1
641,000		CSX Corp., 4.100%, 11/15/2032	582,530	0.2
320,000		CSX Corp., 4.500%, 11/15/2052	269,359	0.1
523,000		CSX Corp., 4.650%, 03/01/2068	423,848	0.2
412,000		Eaton Corp., 4.150%, 03/15/2033	372,834	0.1
144,000		Eaton Corp., 4.700%, 08/23/2052	126,864	0.1
771,000		FedEx Corp., 3.875%, 08/01/2042	568,550	0.2
100,000		FedEx Corp., 3.900%, 02/01/2035	82,475	0.0
132,000		FedEx Corp., 4.100%, 04/15/2043	99,474	0.0
692,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	620,876	0.2
446,000		John Deere Capital Corp., 3.350%, 04/18/2029	403,141	0.2
201,000		John Deere Capital Corp., 4.350%, 09/15/2032	191,164	0.1
296,000	(1)	Komatsu Finance America, Inc., 5.499%, 10/06/2027	296,270	0.1
365,000		Norfolk Southern Corp., 3.950%, 10/01/2042	288,525	0.1
234,000		Norfolk Southern Corp., 4.550%, 06/01/2053	198,832	0.1
343,000		Parker-Hannifin Corp., 4.250%, 09/15/2027	327,240	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	1,981	0.0
301,000		Raytheon Technologies Corp., 4.350%, 04/15/2047	251,453	0.1
427,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	372,670	0.1
427,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	366,520	0.1
30,000		Raytheon Technologies Corp., 4.800%, 12/15/2043	26,582	0.0
208,000		Republic Services, Inc., 2.900%, 07/01/2026	191,333	0.1
472,000	(1)	Siemens Financieringsmaatschappij NV, 2.875%, 03/11/2041	333,814	0.1
550,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	458,870	0.2

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
327,000	(2)	Sonoco Products Co., 2.850%, 02/01/2032	$259,587	0.1
85,000		Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	79,018	0.0
114,000		Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	107,195	0.0
1,456,000		Trane Technologies Luxembourg Finance SA, 3.550%, 11/01/2024	1,415,912	0.6
132,000		Union Pacific Corp., 3.375%, 02/14/2042	100,675	0.0
261,000		Union Pacific Corp., 3.500%, 02/14/2053	189,848	0.1
225,000		Union Pacific Corp., 3.550%, 08/15/2039	178,713	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	48,817	0.0
259,000		Union Pacific Corp., 3.839%, 03/20/2060	193,215	0.1
161,000		Union Pacific Corp., 4.100%, 09/15/2067	122,215	0.1
204,000		Union Pacific Corp., 4.950%, 09/09/2052	190,648	0.1
163,000		Union Pacific Corp., 5.150%, 01/20/2063	151,932	0.1
205,000		Waste Connections, Inc., 4.200%, 01/15/2033	185,859	0.1
179,000		Waste Management, Inc., 2.950%, 06/01/2041	129,030	0.1
212,000		WRKCo, Inc., 4.650%, 03/15/2026	207,602	0.1
670,000		Xylem, Inc./NY, 3.250%, 11/01/2026	623,100	0.2
			14,684,067	5.8
		Technology: 7.8%
621,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	563,840	0.2
470,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	398,212	0.2
408,000		Apple, Inc., 2.700%, 08/05/2051	270,158	0.1
566,000		Apple, Inc., 2.850%, 08/05/2061	356,689	0.1
165,000		Apple, Inc., 3.350%, 08/08/2032	147,122	0.1
417,000		Apple, Inc., 3.850%, 05/04/2043	350,705	0.1
376,000		Apple, Inc., 3.950%, 08/08/2052	314,730	0.1
147,000		Apple, Inc., 4.100%, 08/08/2062	120,719	0.0
861,000		Apple, Inc., 4.250%, 02/09/2047	765,779	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
113,000		Apple, Inc., 4.375%, 05/13/2045	$101,844	0.0
161,000		Apple, Inc., 4.500%, 02/23/2036	156,218	0.1
73,000		Apple, Inc., 4.650%, 02/23/2046	68,531	0.0
210,000	(1)	Broadcom, Inc., 2.450%, 02/15/2031	158,558	0.1
872,000	(1)	Broadcom, Inc., 3.187%, 11/15/2036	598,270	0.2
303,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	231,823	0.1
328,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	271,077	0.1
703,000		Fiserv, Inc., 3.500%, 07/01/2029	612,353	0.2
634,000		Fortinet, Inc., 1.000%, 03/15/2026	546,248	0.2
93,000		HP, Inc., 4.200%, 04/15/2032	75,720	0.0
818,000		Intel Corp., 2.800%, 08/12/2041	552,423	0.2
186,000		Intel Corp., 3.200%, 08/12/2061	116,374	0.0
180,000		Intel Corp., 3.700%, 07/29/2025	175,527	0.1
37,000		Intel Corp., 4.150%, 08/05/2032	33,745	0.0
164,000		Intel Corp., 4.750%, 03/25/2050	141,962	0.1
167,000		Intel Corp., 5.050%, 08/05/2062	145,197	0.1
1,004,000		International Business Machines Corp., 3.500%, 05/15/2029	908,817	0.4
314,000		International Business Machines Corp., 4.150%, 07/27/2027	301,908	0.1
608,000		International Business Machines Corp., 4.400%, 07/27/2032	562,161	0.2
319,000		International Business Machines Corp., 4.900%, 07/27/2052	279,726	0.1
249,000		KLA Corp., 4.650%, 07/15/2032	239,405	0.1
627,000		KLA Corp., 4.950%, 07/15/2052	571,113	0.2
253,000		KLA Corp., 5.250%, 07/15/2062	233,191	0.1
140,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	112,622	0.0
583,000		Kyndryl Holdings, Inc., 2.700%, 10/15/2028	427,042	0.2

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
379,000		Kyndryl Holdings, Inc., 3.150%, 10/15/2031	$254,579	0.1
641,000	(1)	Lenovo Group Ltd., 5.831%, 01/27/2028	609,292	0.2
5,000		Microsoft Corp., 2.525%, 06/01/2050	3,286	0.0
263,000		Microsoft Corp., 2.675%, 06/01/2060	166,260	0.1
769,000		Microsoft Corp., 2.921%, 03/17/2052	544,097	0.2
81,000		Microsoft Corp., 3.450%, 08/08/2036	71,157	0.0
1,116,000		NVIDIA Corp., 1.550%, 06/15/2028	926,447	0.4
719,000		NVIDIA Corp., 2.000%, 06/15/2031	566,546	0.2
285,000		NVIDIA Corp., 3.500%, 04/01/2040	222,126	0.1
105,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	67,116	0.0
366,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	219,686	0.1
495,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	445,187	0.2
427,000		Oracle Corp., 2.300%, 03/25/2028	357,320	0.1
343,000		Oracle Corp., 2.800%, 04/01/2027	303,204	0.1
299,000		Oracle Corp., 2.950%, 05/15/2025	281,748	0.1
693,000		Oracle Corp., 3.250%, 11/15/2027	618,444	0.2
241,000		Oracle Corp., 3.600%, 04/01/2050	151,256	0.1
60,000		Oracle Corp., 3.800%, 11/15/2037	43,654	0.0
282,000		Oracle Corp., 3.850%, 04/01/2060	171,156	0.1
34,000		Oracle Corp., 3.950%, 03/25/2051	22,613	0.0
209,000		Oracle Corp., 4.000%, 11/15/2047	140,583	0.1
568,000		Oracle Corp., 4.125%, 05/15/2045	391,618	0.2
376,000		Oracle Corp., 4.300%, 07/08/2034	307,094	0.1
951,000		Salesforce, Inc., 2.700%, 07/15/2041	657,105	0.3
183,000		Salesforce, Inc., 2.900%, 07/15/2051	121,234	0.1
273,000		Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	237,356	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
386,000		Texas Instruments, Inc., 3.650%, 08/16/2032	$350,148	0.1
554,000		Texas Instruments, Inc., 3.875%, 03/15/2039	479,474	0.2
249,000		Texas Instruments, Inc., 4.100%, 08/16/2052	213,265	0.1
170,000		VMware, Inc., 1.800%, 08/15/2028	134,948	0.1
			19,987,808	7.8
		Utilities: 11.6%
113,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	70,889	0.0
622,000		Alabama Power Co., 3.000%, 03/15/2052	407,842	0.2
176,000		Alabama Power Co., 3.450%, 10/01/2049	125,109	0.0
201,000		Alabama Power Co., 3.750%, 03/01/2045	151,664	0.1
33,000		Alabama Power Co., 3.850%, 12/01/2042	25,969	0.0
244,000		Alabama Power Co., 4.300%, 07/15/2048	202,279	0.1
521,000	(3)	Algonquin Power & Utilities Corp., 4.750%, 01/18/2082	426,652	0.2
178,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	152,292	0.1
234,000	(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	183,671	0.1
324,000		Appalachian Power Co., 3.400%, 06/01/2025	311,074	0.1
147,000		Appalachian Power Co., 4.500%, 03/01/2049	119,757	0.0
295,000		Avangrid, Inc., 3.150%, 12/01/2024	282,306	0.1
495,000	(1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	418,516	0.2
1,302,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	1,103,445	0.4
322,000		Commonwealth Edison Co., 3.800%, 10/01/2042	256,020	0.1
237,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	195,114	0.1
168,000		Consumers Energy Co., 4.200%, 09/01/2052	139,816	0.1
125,000		Dominion Energy, Inc., 3.071%, 08/15/2024	119,977	0.0
6,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	4,496	0.0
29,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	22,081	0.0
183,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	147,610	0.1

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
142,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	$119,101	0.0
227,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	238,634	0.1
700,000	Duke Energy Corp., 2.550%, 06/15/2031	549,945	0.2
88,000	Duke Energy Corp., 3.150%, 08/15/2027	79,758	0.0
231,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	183,954	0.1
61,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	50,298	0.0
435,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	296,186	0.1
296,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	221,402	0.1
216,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	174,938	0.1
381,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	307,988	0.1
271,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	223,441	0.1
336,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	271,996	0.1
364,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	295,772	0.1
57,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	34,577	0.0
209,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	143,180	0.1
43,000	Entergy Arkansas LLC, 4.000%, 06/01/2028	40,100	0.0
102,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	83,687	0.0
194,000	Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	196,594	0.1
302,000	Entergy Louisiana LLC, 0.620%, 11/17/2023	288,964	0.1
20,000	Entergy Louisiana LLC, 3.250%, 04/01/2028	17,925	0.0
176,000	Entergy Louisiana LLC, 4.000%, 03/15/2033	156,125	0.1
57,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	56,523	0.0
241,000	Entergy Louisiana LLC, 4.200%, 09/01/2048	194,517	0.1
109,000	Entergy Louisiana LLC, 4.750%, 09/15/2052	95,123	0.0
1,221,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	1,095,684	0.4
417,000	Entergy Louisiana LLC, 5.400%, 11/01/2024	420,965	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
102,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	$72,497	0.0
182,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	137,011	0.0
757,000		Eversource Energy, 1.400%, 08/15/2026	656,909	0.3
422,000		Eversource Energy, 2.900%, 03/01/2027	383,543	0.1
875,000		Exelon Corp., 4.950%, 06/15/2035	801,145	0.3
41,000		Florida Power & Light Co., 2.875%, 12/04/2051	27,164	0.0
210,000		Florida Power & Light Co., 5.400%, 09/01/2035	204,232	0.1
127,000		Florida Power & Light Co., 5.650%, 02/01/2037	126,015	0.0
289,000		Georgia Power Co., 4.300%, 03/15/2043	230,832	0.1
197,000		Georgia Power Co., 4.700%, 05/15/2032	184,832	0.1
84,000		Georgia Power Co., 5.125%, 05/15/2052	76,018	0.0
210,000		Iberdrola International BV, 5.810%, 03/15/2025	214,697	0.1
147,000		Indiana Michigan Power Co., 3.850%, 05/15/2028	136,176	0.0
194,000		Indiana Michigan Power Co., 6.050%, 03/15/2037	195,656	0.1
394,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	342,445	0.1
440,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	418,004	0.2
362,000		MidAmerican Energy Co., 4.250%, 05/01/2046	303,911	0.1
715,000		MidAmerican Energy Co., 4.400%, 10/15/2044	609,237	0.2
125,000		Mississippi Power Co., 4.250%, 03/15/2042	100,339	0.0
94,000		Mississippi Power Co., 4.750%, 10/15/2041	78,572	0.0
302,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	278,500	0.1
225,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	183,098	0.1
210,000		National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	192,897	0.1
267,000		National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	240,491	0.1

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
306,000		National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	$280,531	0.1
611,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	549,154	0.2
669,000	(1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	625,394	0.2
831,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	722,248	0.3
969,000		NextEra Energy Capital Holdings, Inc., 2.987%, (SOFRRATE + 0.400%), 11/03/2023	960,234	0.4
310,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	305,759	0.1
322,000		NextEra Energy Capital Holdings, Inc., 4.450%, 06/20/2025	316,755	0.1
151,000		NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	144,382	0.1
195,000		Northern States Power Co/MN, 4.500%, 06/01/ 2052	172,017	0.1
143,000		NSTAR Electric Co., 4.550%, 06/01/2052	124,593	0.0
160,000		NSTAR Electric Co., 4.950%, 09/15/2052	149,754	0.1
285,000	(1)	Oncor Electric Delivery Co. LLC, 4.950%, 09/15/2052	270,022	0.1
205,000		ONE Gas, Inc., 4.250%, 09/01/2032	187,457	0.1
205,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	156,713	0.1
303,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	201,816	0.1
219,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	155,005	0.1
693,000		PacifiCorp, 4.100%, 02/01/2042	567,546	0.2
303,000		PacifiCorp, 4.150%, 02/15/2050	244,512	0.1
219,000		PECO Energy Co., 2.850%, 09/15/2051	141,541	0.1
165,000		PECO Energy Co., 4.375%, 08/15/2052	140,496	0.1
218,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	145,301	0.1
206,000		Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	196,380	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
149,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	$113,357	0.0
373,000		Public Service Co. of Oklahoma, 2.200%, 08/15/2031	290,875	0.1
339,000		Public Service Co. of Oklahoma, 3.150%, 08/15/2051	219,131	0.1
150,000		Public Service Electric and Gas Co., 3.000%, 05/15/2027	138,238	0.1
169,000		Public Service Electric and Gas Co., 3.100%, 03/15/2032	144,246	0.1
814,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	634,801	0.2
909,000	(3)	Sempra Energy, 4.125%, 04/01/2052	716,498	0.3
1,267,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	1,031,386	0.4
65,000		Southern California Edison Co., 3.650%, 02/01/2050	44,661	0.0
368,000		Southern California Edison Co., 4.050%, 03/15/2042	275,095	0.1
235,000		Southern California Edison Co., 4.125%, 03/01/2048	175,296	0.1
804,000	(3)	Southern Co/The, 4.000%, 01/15/2051	722,555	0.3
165,000		Tucson Electric Power Co., 4.000%, 06/15/2050	125,917	0.0
104,000		Union Electric Co., 2.150%, 03/15/2032	80,474	0.0
725,000		Virginia Electric and Power Co., 3.800%, 04/01/2028	681,325	0.3
88,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	87,746	0.0
124,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	123,026	0.0
215,000		Wisconsin Power and Light Co., 3.000%, 07/01/2029	188,023	0.1
241,000		Xcel Energy, Inc., 4.600%, 06/01/2032	223,769	0.1
			29,672,206	11.6
		Total Corporate Bonds/Notes (Cost $274,494,032)	237,331,862	92.8

See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 4.8%
	U.S. Treasury Bonds: 0.8%
1,039,000	2.875%,05/15/2052	$871,624	0.3
1,454,500	3.375%,08/15/2042	1,317,913	0.5
		2,189,537	0.8
	U.S. Treasury Notes: 4.0%
806,000	2.750%,08/15/2032	737,112	0.3
1,044,900	3.125%,08/31/2027	1,002,451	0.4
1,342,000	3.125%,08/31/2029	1,273,956	0.5
1,297,000	3.250%,08/31/2024	1,273,695	0.5
28,100	3.250%,06/30/2027	27,087	0.0
1,316,000	3.500%,09/15/2025	1,289,269	0.5
211,000	3.875%,09/30/2029	210,093	0.1
4,340,000	4.125%,09/30/2027	4,354,580	1.7
		10,168,243	4.0
	Total U.S. Treasury Obligations (Cost $12,523,064)	12,357,780	4.8

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Utilities: 0.2%
20,000	(4)(5)	Southern Company	412,800	0.2
		Total Preferred Stock (Cost $500,000)	412,800	0.2
		Total Long-Term Investments (Cost $287,517,096)	250,102,442	97.8
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements: 1.5%
1,000,000	(6)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,000,251, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,020,000, due 07/01/50-09/01/52)	1,000,000	0.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
946,444	(6)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $946,681, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.375%, Market Value plus accrued interest $965,373, due 02/15/24-03/20/52)	$946,444	0.3
1,000,000	(6)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,000,253, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,020,001, due 12/15/22-11/15/30)	1,000,000	0.4
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.4
		Total Repurchase Agreements
		Total Short-Term Investments (Cost $3,946,444)	3,946,444	1.5
		Total Investments in Securities (Cost $291,463,540)	$254,048,886	99.3
		Assets in Excess of Other Liabilities	1,697,991	0.7
		Net Assets	$255,746,877	100.0

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(4)
Preferred Stock may be called prior to convertible date.

(5)
Non-income producing security.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE
1-day Secured Overnight Financing Rate

US0003M
3-month LIBOR

Investment Type Allocation as of September 30, 2022 (as a percentage of net assets)

Corporate Bonds/Notes	92.8%
U.S. Treasury Obligations	4.8%
Preferred Stock	0.2%
Assets in Excess of Other Liabilities,*	2.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Preferred Stock	$—	$412,800	$—	$412,800
Corporate Bonds/Notes	—	237,331,862	—	237,331,862
U.S. Treasury Obligations	—	12,357,780	—	12,357,780
Short-Term Investments	—	3,946,444	—	3,946,444
Total Investments, at fair value	$—	$254,048,886	$—	$254,048,886
Other Financial Instruments+
Futures	1,213,631	—	—	1,213,631
Total Assets	$1,213,631	$254,048,886	$—	$255,262,517
Liabilities Table
Other Financial Instruments+
Futures	$(601,818)	$—	$—	$(601,818)
Total Liabilities	$(601,818)	$—	$—	$(601,818)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	50	12/20/22	$5,603,125	$(279,451)
U.S. Treasury 2-Year Note	105	12/30/22	21,566,016	(317,293)
			$27,169,141	$(596,744)
Short Contracts:
U.S. Treasury 5-Year Note	(6)	12/30/22	(645,047)	(5,074)
U.S. Treasury Long Bond	(14)	12/20/22	(1,769,688)	128,577
U.S. Treasury Ultra 10-Year Note	(149)	12/20/22	(17,654,172)	1,003,453
U.S. Treasury Ultra Long Bond	(11)	12/20/22	(1,507,000)	81,601
			$(21,575,907)	$1,208,557
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,213,631
Total Asset Derivatives		$1,213,631
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$601,818
Total Liability Derivatives		$601,818

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended September 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	72,198	$72,198
Interest rate contracts	(115,355)	—	(115,355)
Total	$(115,355)	$72,198	$(43,157)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$685,122
Total	$685,122
See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2022 (Unaudited) (continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $291,853,297.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,300,513
Gross Unrealized Depreciation	(38,493,110)
Net Unrealized Depreciation	$(37,192,597)
See Accompanying Notes to Financial Statements
37

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

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163314         (0922-111722)

Semi-Annual Report
September 30, 2022
Classes A, I, P, R6 and W
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■
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■
Voya Securitized Credit Fund

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2022*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$912.90	0.08%	$0.38	$1,000.00	$1,024.67	0.08%	$0.41
Voya Emerging Markets Hard Currency Debt Fund
Class A	$1,000.00	$841.70	1.15%	$5.31	$1,000.00	$1,019.30	1.15%	$5.82
Class I	1,000.00	845.40	0.85%	3.93	1,000.00	1,020.81	0.85%	4.31
Class P	1,000.00	847.60	0.09%	0.42	1,000.00	1,024.62	0.09%	0.46
Voya Securitized Credit Fund
Class A	$1,000.00	$956.90	1.00%	$4.91	$1,000.00	$1,020.05	1.00%	$5.06
Class I	1,000.00	958.60	0.68%	3.34	1,000.00	1,021.66	0.68%	3.45
Class P	1,000.00	960.80	0.05%	0.25	1,000.00	1,024.82	0.05%	0.25
Class R6	1,000.00	958.60	0.68%	3.34	1,000.00	1,021.66	0.68%	3.45
Class W	1,000.00	957.20	0.75%	3.68	1,000.00	1,021.31	0.75%	3.80

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2022 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$80,878,873	$134,014,364	$966,837,548
Short-term investments at fair value†	9,666,605	10,058,880	59,350,695
Cash	95,570	66,103	38,799
Cash collateral for futures contracts	242,690	356,035	2,891,382
Receivables:
Investment securities sold	69,454	28,150	5,794
Fund shares sold	—	93	571,041
Dividends	4,551	3,023	25,988
Interest	1,050,243	1,818,956	4,741,002
Variation margin on futures contracts	28,954	46,063	359,834
Prepaid expenses	14,475	24,772	60,120
Reimbursement due from Investment Adviser	—	—	32,735
Other assets	2,718	4,459	12,543
Total assets	92,054,133	146,420,898	1,034,927,481
LIABILITIES:
Income distribution payable	—	—	1,209,060
Payable for investment securities purchased	647,023	995,420	2,050,000
Payable for fund shares redeemed	—	3,540	7,149,876
Payable upon receipt of securities loaned	2,610,825	6,484,714	—
Payable for investment management fees	—	399	399,285
Payable for distribution and shareholder service fees	—	14	1,952
Payable to trustees under the deferred compensation plan (Note 6)	2,718	4,459	12,543
Payable for trustee fees	231	383	2,986
Payable for foreign capital gains tax	61,827	237,197	—
Other accrued expenses and liabilities	28,688	41,459	208,889
Total liabilities	3,351,312	7,767,585	11,034,591
NET ASSETS	$88,702,821	$138,653,313	$1,023,892,890
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$110,331,350	$201,538,029	$1,168,831,461
Total distributable loss	(21,628,529)	(62,884,716)	(144,938,571)
NET ASSETS	$88,702,821	$138,653,313	$1,023,892,890
+ Including securities loaned at value	$2,538,837	$6,155,590	$—
* Cost of investments in securities	$98,183,308	$185,652,206	$1,088,682,483
† Cost of short-term investments	$9,667,124	$10,059,066	$59,354,635
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2022 (Unaudited) (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$66,508	$8,957,684
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	9,635	997,462
Net asset value and redemption price per share†	n/a	$6.90	$8.98
Maximum offering price per share (2.50%)(1)	n/a	$7.08	$9.21
Class I
Net assets	n/a	$1,416,815	$769,191,534
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	204,867	85,494,451
Net asset value and redemption price per share	n/a	$6.92	$9.00
Class P
Net assets	$88,702,821	$137,169,983	$245,006,174
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,330,510	19,862,417	27,133,463
Net asset value and redemption price per share	$7.83	$6.91	$9.03
Class R6
Net assets	n/a	n/a	$3,074
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	342
Net asset value and redemption price per share	n/a	n/a	$9.00
Class W
Net assets	n/a	n/a	$734,424
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	81,576
Net asset value and redemption price per share	n/a	n/a	$9.00

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2022 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$24,385	$18,449	$113,936
Interest	2,196,902	4,070,506	22,480,049
Securities lending income, net	2,666	19,448	—
Total investment income	2,223,953	4,108,403	22,593,985
EXPENSES:
Investment management fees	440,700	576,750	3,592,199
Distribution and shareholder service fees:
Class A	—	91	12,900
Transfer agent fees:
Class A	—	116	8,304
Class I	—	5	261,314
Class P	110	118	274
Class R6	—	—	20
Class W*	—	—	740
Shareholder reporting expense	275	366	18,300
Registration fees	13,899	31,845	79,575
Professional fees	4,392	11,050	58,095
Custody and accounting expense	11,895	16,971	147,680
Trustee fees	1,157	1,917	14,927
Miscellaneous expense	4,734	7,575	31,968
Interest expense	—	—	8,520
Total expenses	477,162	646,804	4,234,816
Waived and reimbursed fees	(440,700)	(574,284)	(1,042,385)
Net expenses	36,462	72,520	3,192,431
Net investment income	2,187,491	4,035,883	19,401,554
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,979,901)	(4,466,401)	(21,619,044)
Futures	384,671	812,608	20,907,433
Net realized loss	(4,595,230)	(3,653,793)	(711,611)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(6,245,945)	(26,239,160)	(64,873,811)
Futures	152,645	304,777	(4,448,213)
Net change in unrealized appreciation (depreciation)	(6,093,300)	(25,934,383)	(69,322,024)
Net realized and unrealized loss	(10,688,530)	(29,588,176)	(70,033,635)
Decrease in net assets resulting from operations	$(8,501,039)	$(25,552,293)	$(50,632,081)
# Change in foreign capital gains taxes accrued	$9,190	$86,524	$—

*
Class W of Voya Emerging Markets Hard Currency Debt Fund was fully redeemed on March 9, 2022.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
FROM OPERATIONS:
Net investment income	$2,187,491	$4,810,970	$4,035,883	$8,695,185
Net realized gain (loss)	(4,595,230)	1,549,340	(3,653,793)	965,273
Net change in unrealized appreciation (depreciation)	(6,093,300)	(15,386,404)	(25,934,383)	(22,447,191)
Decrease in net assets resulting from operations	(8,501,039)	(9,026,094)	(25,552,293)	(12,786,733)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(1,464)	(4,862)
Class I	—	—	(13,481)	(16,884)
Class P	(2,250,234)	(7,007,377)	(3,952,137)	(8,929,384)
Class W*	—	—	—	(1,653)
Total distributions	(2,250,234)	(7,007,377)	(3,967,082)	(8,952,783)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	900,000	1,038,667	13,378,948
Reinvestment of distributions	2,250,234	7,007,377	3,967,082	8,952,212
	2,250,234	7,907,377	5,005,749	22,331,160
Cost of shares redeemed	—	—	(6,593,758)	(4,838,299)
Net increase (decrease) in net assets resulting from capital share transactions	2,250,234	7,907,377	(1,588,009)	17,492,861
Net decrease in net assets	(8,501,039)	(8,126,094)	(31,107,384)	(4,246,655)
NET ASSETS:
Beginning of year or period	97,203,860	105,329,954	169,760,697	174,007,352
End of year or period	$88,702,821	$97,203,860	$138,653,313	$169,760,697

*
Class W of Voya Emerging Markets Hard Currency Debt Fund was fully redeemed on March 9, 2022.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Securitized Credit Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
FROM OPERATIONS:
Net investment income	$19,401,554	$39,931,436
Net realized gain (loss)	(711,611)	16,804,447
Net change in unrealized appreciation (depreciation)	(69,322,024)	(40,880,517)
Increase (decrease) in net assets resulting from operations	(50,632,081)	15,855,366
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(135,160)	(402,332)
Class I	(13,118,390)	(30,526,020)
Class P	(5,200,358)	(11,326,360)
Class R6	(47)	(53,749)
Class W	(13,077)	(62,947)
Total distributions	(18,467,032)	(42,371,408)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	135,964,760	527,950,202
Reinvestment of distributions	12,538,766	37,479,936
	148,503,526	565,430,138
Cost of shares redeemed	(460,396,838)	(449,896,968)
Net increase (decrease) in net assets resulting from capital share transactions	(311,893,312)	115,533,170
Net increase (decrease) in net assets	(380,992,425)	89,017,128
NET ASSETS:
Beginning of year or period	1,404,885,315	1,315,868,187
End of year or period	$1,023,892,890	$1,404,885,315
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-22+	8.79	0.20•	(0.96)	(0.76)	0.20	—	—	0.20	—	7.83	(8.71)	1.03	0.08	0.08	4.72	88,703	26
03-31-22	10.27	0.46•	(1.28)	(0.82)	0.45	0.21	—	0.66	—	8.79	(8.54)	1.02	0.07	0.07	4.54	97,204	35
03-31-21	8.84	0.47•	1.44	1.91	0.48	—	—	0.48	—	10.27	21.79	1.03	0.08	0.08	4.63	105,330	48
03-31-20	9.77	0.49•	(0.90)	(0.41)	0.49	—	0.03	0.52	—	8.84	(4.70)	1.04	0.09	0.09	4.87	90,701	50
03-31-19	9.82	0.48	(0.04)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0.10	0.10	5.01	96,445	69
03-31-18	9.90	0.50	(0.08)	0.42	0.50	—	—	0.50	—	9.82	4.22	1.05	0.10	0.10	4.98	106,447	83
Voya Emerging Markets Hard Currency Debt Fund
Class A
09-30-22+	8.37	0.16•	(1.48)	(1.32)	0.15	—	—	0.15	—	6.90	(15.83)	1.40	1.15	1.15	4.13	67	18
03-31-22	9.46	0.35•	(1.07)	(0.72)	0.37	—	—	0.37	—	8.37	(8.00)	1.44	1.15	1.15	3.83	71	24
03-31-21	8.29	0.34•	1.22	1.56	0.39	—	—	0.39	—	9.46	18.87	1.78	1.15	1.15	3.56	67	76
03-31-20	9.49	0.40	(1.20)	(0.80)	0.40	—	—	0.40	—	8.29	(8.94)	1.89	1.15	1.15	4.31	52	55
03-31-19	9.64	0.39	(0.16)	0.23	0.38	—	—	0.38	—	9.49	2.57	2.02	1.15	1.15	4.18	7	71
08-01-17(4) - 03-31-18	9.84	0.26•	(0.19)	0.07	0.26	—	0.01	0.27	—	9.64	0.64	1.90	1.15	1.15	3.89	7	51
Class I
09-30-22+	8.37	0.17•	(1.45)	(1.28)	0.17	—	—	0.17	—	6.92	(15.46)	0.85	0.85	0.85	4.54	1,417	18
03-31-22	9.45	0.38•	(1.07)	(0.69)	0.39	—	—	0.39	—	8.37	(7.62)	0.82	0.82	0.82	4.19	689	24
03-31-21	8.29	0.38•	1.20	1.58	0.42	—	—	0.42	—	9.45	19.09	0.83	0.83	0.83	4.32	34	76
03-31-20	9.50	0.43•	(1.21)	(0.78)	0.43	—	—	0.43	—	8.29	(8.75)	0.84	0.88	0.88	4.44	7,712	55
03-31-19	9.64	0.41	(0.15)	0.26	0.40	—	—	0.40	—	9.50	2.95	0.94	0.90	0.90	4.45	10,014	71
08-01-17(4) - 03-31-18	9.84	0.28•	(0.19)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	0.85	0.85	0.85	4.39	7,659	51
Class P
09-30-22+	8.37	0.20•	(1.46)	(1.26)	0.20	—	—	0.20	—	6.91	(15.24)	0.84	0.09	0.09	5.25	137,170	18
03-31-22	9.45	0.45•	(1.06)	(0.61)	0.47	—	—	0.47	—	8.37	(6.91)	0.82	0.07	0.07	4.81	169,000	24
03-31-21	8.28	0.44•	1.22	1.66	0.49	—	—	0.49	—	9.45	20.13	0.83	0.08	0.08	4.64	173,857	76
03-31-20	9.49	0.50	(1.22)	(0.71)	0.50	—	—	0.50	—	8.28	(8.07)	0.84	0.09	0.09	5.22	140,501	55
03-31-19	9.64	0.48•	(0.15)	0.33	0.48	—	—	0.48	—	9.49	3.65	0.86	0.11	0.11	5.23	151,747	71
03-31-18	9.65	0.49	0.00*	0.49	0.49	—	0.01	0.50	—	9.64	5.06	0.84	0.09	0.09	4.96	165,549	51
Voya Securitized Credit Fund
Class A
09-30-22+	9.51	0.13•	(0.54)	(0.41)	0.12	—	—	0.12	—	8.98	(4.31)	1.07	1.00	1.00	2.78	8,958	13
03-31-22	9.68	0.23•	(0.16)	0.07	0.24	—	—	0.24	—	9.51	0.73	1.07	1.00	1.00	2.37	11,621	57
03-31-21	8.79	0.25•	0.94	1.19	0.26	—	0.04	0.30	—	9.68	13.74	1.02	1.00	1.00	2.69	20,476	38
03-31-20	10.21	0.36•	(1.30)	(0.94)	0.39	0.01	0.08	0.48	—	8.79	(9.79)	0.97	0.96	0.96	3.46	56,238	30
03-31-19	10.22	0.44	0.02	0.46	0.45	0.01	0.01	0.47	—	10.21	4.66	1.02	1.00	1.00	4.29	84,096	29
03-31-18	10.05	0.40	0.23	0.63	0.42	0.04	—	0.46	—	10.22	6.29	1.15	1.00	1.00	4.09	9,665	43
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Securitized Credit Fund (continued)
Class I
09-30-22+	9.53	0.14•	(0.53)	(0.39)	0.14	—	—	0.14	—	9.00	(4.14)	0.72	0.68	0.68	3.09	769,192	13
03-31-22	9.69	0.26•	(0.15)	0.11	0.27	—	—	0.27	—	9.53	1.16	0.69	0.68	0.68	2.64	1,075,715	57
03-31-21	8.80	0.27•	0.95	1.22	0.29	—	0.04	0.33	—	9.69	14.09	0.73	0.68	0.68	2.91	971,282	38
03-31-20	10.22	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.80	(9.49)	0.71	0.68	0.68	3.65	708,792	30
03-31-19	10.24	0.47	0.02	0.49	0.49	0.01	0.01	0.51	—	10.22	4.87	0.72	0.68	0.68	4.57	303,211	29
03-31-18	10.07	0.43	0.23	0.66	0.45	0.04	—	0.49	—	10.24	6.55	0.73	0.68	0.68	4.24	160,778	43
Class P
09-30-22+	9.57	0.17•	(0.54)	(0.37)	0.17	—	—	0.17	—	9.03	(3.92)	0.66	0.05	0.05	3.73	245,006	13
03-31-22	9.73	0.32•	(0.14)	0.18	0.34	—	—	0.34	—	9.57	1.81	0.65	0.05	0.05	3.29	316,504	57
03-31-21	8.83	0.33•	0.97	1.30	0.36	—	0.04	0.40	—	9.73	14.88	0.67	0.05	0.05	3.54	320,620	38
03-31-20	10.27	0.44•	(1.30)	(0.86)	0.49	0.01	0.08	0.58	—	8.83	(9.04)	0.66	0.05	0.05	4.32	225,231	30
03-31-19	10.29	0.53	0.02	0.55	0.55	0.01	0.01	0.57	—	10.27	5.56	0.68	0.05	0.05	5.18	152,687	29
03-31-18	10.12	0.50	0.23	0.73	0.52	0.04	—	0.56	—	10.29	7.28	0.69	0.05	0.05	4.86	171,597	43
Class R6
09-30-22+	9.53	0.14•	(0.53)	(0.39)	0.14	—	—	0.14	—	9.00	(4.14)	1.92	0.68	0.68	3.11	3	13
03-31-22	9.71	0.25•	(0.15)	0.10	0.28	—	—	0.28	—	9.53	0.96	0.64	0.64	0.64	2.56	3	57
07-31-20(4) - 03-31-21	9.36	0.18•	0.37	0.55	0.16	—	0.04	0.20	—	9.71	5.91	1.90	0.68	0.68	2.84	3	38
Class W
09-30-22+	9.54	0.14•	(0.55)	(0.41)	0.13	—	—	0.13	—	9.00	(4.28)	0.82	0.75	0.75	3.02	734	13
03-31-22	9.70	0.26•	(0.15)	0.11	0.27	—	—	0.27	—	9.54	1.09	0.82	0.75	0.75	2.63	1,043	57
03-31-21	8.81	0.28•	0.94	1.22	0.29	—	0.04	0.33	—	9.70	14.00	0.77	0.75	0.75	2.98	3,487	38
03-31-20	10.23	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.81	(9.53)	0.72	0.71	0.71	3.57	11,198	30
03-31-19	10.25	0.47	0.01	0.48	0.48	0.01	0.01	0.50	—	10.23	4.80	0.77	0.75	0.75	4.54	1,984	29
08-01-17(4) - 03-31-18	10.27	0.31•	0.01	0.32	0.30	0.04	—	0.34	—	10.25	3.10	0.90	0.75	0.75	4.54	44	43

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Hard Currency Debt is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class I, Class P, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers,

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2022, Corporate Debt, Hard Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2022, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$20,563,472	$15,211,031
Hard Currency Debt	21,310,242	21,450,021
Securitized Credit	44,401,141	377,295,149
Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2022.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2022, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$22,367,648	$22,799,098
Hard Currency Debt	26,377,496	27,765,002
Securitized Credit	141,813,519	411,680,671
U.S. government securities not included above were as follows:
	Purchases	Sales
Securitized Credit	$7,000,000	$45,734,129
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the
Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds through August 1, 2023. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Fund	Fee
Corporate Debt	0.95%
Hard Currency Debt	0.75%
Securitized Credit	0.60% on the first $1.5 billion,
0.57% on the next $500 million and
0.55% on assets thereafter
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the period ended September 30, 2022, the Distributor retained the following amounts in sales charges.
Class A
Initial Sales Charges:
Hard Currency Debt	$37
Securitized Credit	2
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	7.19%
Voya Intermediate Bond Portfolio	Corporate Debt	91.96
	Hard Currency Debt	77.64
	Securitized Credit	13.24
Voya Investment Management Co. LLC	Hard Currency Debt	10.24
	Securitized Credit	9.00
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2022, the Funds did not pay any amounts for affiliated recordkeeping services.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P	Class R6	Class W
Corporate Debt	N/A	N/A	0.15%	N/A	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	N/A	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.68%	0.75%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	September 30,
	2023	2024	2025	Total
Securitized Credit	$128,232	$—	$41,249	$169,481
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2022 are as follows:
	September 30,
	2023	2024	2025	Total
Hard Currency Debt
Class A	$220	$355	$319	$894
Securitized Credit
Class A	—	8,669	9,574	18,243
Class I	266,000	201,270	131,691	598,961
Class P	175	4,468	112	4,755
Class R6	2	21	19	42
Class W	—	1,425	680	2,105
The Expense Limitation Agreement is contractual through August 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT
Effective June 13, 2022, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Fund utilized the line of credit during the period ended September 30, 2022.
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Securitized Credit	10	$14,746,700	2.08%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2022	—	—	274,565	—	274,565	—	—	2,250,234	—	2,250,234
3/31/2022	93,071	—	704,164	—	797,235	900,000	—	7,007,377	—	7,907,377
Hard Currency Debt
Class A
9/30/2022	1,219	—	197	(243)	1,173	9,788	—	1,464	(1,832)	9,420
3/31/2022	23,461	—	467	(22,546)	1,382	216,655	—	4,353	(195,364)	25,645
Class I
9/30/2022	128,492	—	1,812	(7,780)	122,524	889,368	—	13,481	(57,272)	845,577
3/31/2022	91,693	—	1,852	(14,769)	78,776	868,081	—	16,845	(140,610)	744,317
Class P
9/30/2022	18,660	—	530,887	(867,495)	(317,948)	139,511	—	3,952,137	(6,534,654)	(2,443,006)
3/31/2022	1,298,016	—	954,471	(460,278)	1,792,208	12,294,204	—	8,929,384	(4,451,685)	16,771,903
Class W*
9/30/2022	—	—	—	—	—	—	—	—	—	—
3/31/2022	1	—	170	(5,475)	(5,304)	8	—	1,630	(50,640)	(49,003)
Securitized Credit
Class A
9/30/2022	19,972	—	13,661	(257,610)	(223,977)	187,066	—	125,816	(2,388,317)	(2,075,435)
3/31/2022	226,448	—	40,403	(1,161,562)	(894,711)	2,202,100	—	392,923	(11,302,365)	(8,707,342)
Class I
9/30/2022	14,449,788	—	1,120,597	(42,936,421)	(27,366,036)	134,494,720	—	10,356,462	(398,972,494)	(254,121,312)
3/31/2022	51,196,747	—	2,811,934	(41,371,740)	12,636,942	499,059,416	—	27,353,978	(401,027,816)	125,385,577
Class P
9/30/2022	63,844	—	221,760	(6,236,442)	(5,950,838)	593,713	—	2,053,991	(58,086,869)	(55,439,165)
3/31/2022	1,161,368	—	989,974	(2,029,716)	121,626	11,365,382	—	9,689,711	(19,777,914)	1,277,179
Class R6
9/30/2022	—	—	5	—	5	—	—	46	—	46
3/31/2022	1,501,274	—	3,783	(1,505,047)	9	14,682,544	—	37,030	(14,701,402)	18,172
Class W
9/30/2022	74,206	—	266	(102,199)	(27,727)	689,261	—	2,451	(949,158)	(257,446)
3/31/2022	65,712	—	646	(316,461)	(250,103)	640,760	—	6,295	(3,087,471)	(2,440,415)

*
Class W was fully redeemed on March 9, 2022.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2022:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$236,368	$(236,368)	$—
BNP Paribas Prime Brokerage Intl Ltd	513,523	(513,523)	—
Citadel Clearing LLC	546,224	(546,224)	—
Jefferies LLC	98,267	(98,267)	—
J.P. Morgan Securities LLC	1,034,378	(1,034,378)	—
Morgan Stanley & Co. LLC	110,077	(110,077)	—
Total	$2,538,837	$(2,538,837)	$—

(1)
Cash Collateral with a fair value of $2,610,825 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$559,272	$(559,272)	$—
BNP Paribas Prime Brokerage Intl Ltd	700,259	(700,259)	—
Citigroup Global Markets Inc.	1,391,037	(1,391,037)	—
Credit Suisse Securities (USA) LLC	28,966	(28,966)	—
Goldman Sachs Intl	453,585	(453,585)	—
J.P. Morgan Securities LLC	2,096,332	(2,096,332)	—
Morgan Stanley & Co. LLC	547,998	(547,998)	—
Wells Fargo Securities LLC	378,141	(378,141)	—
Total	$6,155,590	$(6,155,590)	$—

(1)
Cash Collateral with a fair value of $6,484,714 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

transactions, futures contracts, paydowns, defaulted securities, perpetual preferred securities, straddle losses deferred, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2022		Year Ended March 31, 2021
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Return of Capital
Corporate Debt	$4,859,024	$2,148,353	$4,947,831	$—
Hard Currency Debt	8,952,783	—	8,877,394	—
Securitized Credit	42,371,408	—	36,373,853	5,143,132
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards				Total Distributable Earnings/ (Loss)
				Amount	Character	Expiration	Other
Corporate Debt	$82,470	$174,985	$(11,061,917)	$—	—	—	$(72,794)	$(10,877,256)
Hard Currency Debt	550,999	—	(26,272,128)	(2,457,989)	Short-term	None	(327,104)	(33,365,341)
				(4,859,119)	Long-term	None
				$(7,317,108)
Securitized Credit	—	—	(57,244,095)	(15,460,632)	Short-term	None	(862,614)	(75,839,458)
				(2,272,117)	Long-term	None
				$(17,732,749)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2022, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 13 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to September 30, 2022, the Funds declared dividends from net investment income of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0318	November 1, 2022	Daily
Hard Currency Debt	A	$0.0245	November 1, 2022	Daily
	I	$0.0262	November 1, 2022	Daily
	P	$0.0306	November 1, 2022	Daily
	W	$—	November 1, 2022	Daily
Securitized Credit	A	$0.0257	November 1, 2022	Daily
	I	$0.0282	November 1, 2022	Daily
	P	$0.0329	November 1, 2022	Daily
	R6	$0.0279	November 1, 2022	Daily
	W	$0.0277	November 1, 2022	Daily
Fund Changes: On September 29, 2022, the Board approved changes with respect to Corporate Debt. Effective November 18, 2022, the Fund is no longer publicly offered and the Fund’s sole share class is no longer designated as “Class P”. On November 17, 2022, the Board approved additional changes with respect to the Fund and also effective November 18, 2022, the Fund’s name has been changed to Voya VACS Series EMCD Fund and the Fund’s management fee has been reduced to 0.00%.
Liquidation: On November 17, 2022, the Board approved a proposal to liquidate Hard Currency Debt effective on or about February 27, 2023. Effective November 18, 2022, Class A, Class I and Class W of the Fund are closed to new investments.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.6%
	Argentina: 1.6%
500,000 (1)	Arcor SAIC, 6.000%, 07/06/2023	$490,710	0.6
303,000 (1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	289,620	0.3
1,100,000 (1)	YPF SA, 8.500%, 06/27/2029	663,326	0.7
		1,443,656	1.6
	Brazil: 3.9%
450,000 (2)	Banco do Brasil SA/Cayman, 9.000%, 12/31/2199	447,631	0.5
550,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	445,472	0.5
675,000 (1)	CSN Resources SA, 4.625%, 06/10/2031	461,207	0.5
250,000	Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	239,137	0.3
600,000	MercadoLibre, Inc., 3.125%, 01/14/2031	436,026	0.5
475,000 (1)	Minerva Luxembourg SA, 4.375%, 03/18/2031	360,637	0.4
900,000	Nexa Resources SA, 6.500%, 01/18/2028	825,421	0.9
300,000 (1)	Suzano Austria GmbH, 7.000%, 03/16/2047	273,450	0.3
		3,488,981	3.9
	Chile: 3.5%
475,000 (1)	Antofagasta PLC, 5.625%, 05/13/2032	439,375	0.5
525,000 (1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	417,924	0.5
600,000 (1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	493,179	0.6
200,000	Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	147,791	0.2
370,000 (1)	Cia Cervecerias Unidas SA, 3.350%, 01/19/2032	312,913	0.3
320,000 (1)	Colbun SA, 3.950%, 10/11/2027	287,638	0.3
765,000 (1)	Falabella SA, 3.375%, 01/15/2032	572,473	0.6
575,000 (1)	Inversiones CMPC SA, 3.000%, 04/06/2031	428,374	0.5
		3,099,667	3.5
	China: 2.5%
565,000	Bank of China Ltd., 5.000%, 11/13/2024	565,353	0.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	China (continued)
300,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	$289,457	0.3
600,000 (1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	514,840	0.6
950,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	850,915	1.0
		2,220,565	2.5
	Colombia: 3.5%
750,000 (2)	Bancolombia SA, 4.625%, 12/18/2029	631,095	0.7
500,000 (1)	Canacol Energy Ltd., 5.750%, 11/24/2028	379,155	0.4
625,000 (1)	Geopark Ltd., 5.500%, 01/17/2027	488,817	0.6
600,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	429,132	0.5
450,000 (1)(3)	Millicom International Cellular SA, 5.125%, 01/15/2028	375,655	0.4
500,000 (1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	387,577	0.4
500,000 (1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	447,390	0.5
		3,138,821	3.5
	Ghana: 0.7%
735,000 (1)	Tullow Oil PLC, 10.250%, 05/15/2026	622,233	0.7

	Guatemala: 1.4%
750,000 (1)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	651,626	0.7
800,000 (1)	CT Trust, 5.125%, 02/03/2032	603,668	0.7
		1,255,294	1.4
	Hong Kong: 1.9%
600,000 (1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	486,889	0.5
650,000 (1)	Lenovo Group Ltd., 5.831%, 01/27/2028	617,847	0.7
635,000 (1)	Lenovo Group Ltd., 6.536%, 07/27/2032	585,359	0.7
		1,690,095	1.9
	India: 5.9%
700,000 (1)(3)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	583,349	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India (continued)
800,000 (1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	$799,251	0.9
1,200,000 (1)	JSW Steel Ltd., 5.050%, 04/05/2032	855,867	1.0
525,000 (1)(2)	Network i2i Ltd., 3.975%, 12/31/2199	428,609	0.5
535,000 (1)	Reliance Industries Ltd., 2.875%, 01/12/2032	419,856	0.5
720,000 (1)	Reliance Industries Ltd., 3.667%, 11/30/2027	659,714	0.7
700,000 (1)	Summit Digitel Infrastructure Ltd., 2.875%, 08/12/2031	508,854	0.6
550,000 (1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	374,976	0.4
700,000 (1)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	586,068	0.7
		5,216,544	5.9
	Indonesia: 2.6%
1,100,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	884,138	1.0
800,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	662,635	0.7
550,000 (3)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	509,990	0.6
250,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	231,814	0.3
		2,288,577	2.6
	Israel: 5.8%
1,000,000 (1)	Altice Financing SA, 5.750%, 08/15/2029	767,610	0.9
925,000	Bank Hapoalim, 3.255%, 01/21/2032	767,711	0.9
800,000 (1)(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	682,000	0.8
500,000 (1)	Bank Leumi Le-Israel BM, 5.125%, 07/27/2027	489,950	0.5
500,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	464,863	0.5
600,000 (1)(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	506,250	0.6
1,250,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,027,306	1.1
575,000 (3)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	475,735	0.5
		5,181,425	5.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Jamaica: 0.3%
288,000 (1)	Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.750%, 05/25/2024	$264,076	0.3

	Kazakhstan: 1.0%
650,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	430,209	0.5
500,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	419,637	0.5
		849,846	1.0
	Kuwait: 2.1%
550,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	467,163	0.6
575,000	Equate Petrochemical BV, 4.250%, 11/03/2026	543,379	0.6
900,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	806,980	0.9
		1,817,522	2.1
	Macau: 1.1%
1,500,000 (1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	967,500	1.1

	Malaysia: 1.6%
375,000 (1)	CIMB Bank Bhd, 2.125%, 07/20/2027	326,612	0.4
650,000 (1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	445,852	0.5
725,000 (1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	657,080	0.7
		1,429,544	1.6
	Mexico: 6.7%
950,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	787,099	0.9
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	427,287	0.5
1,000,000 (1)	Braskem Idesa SAPI, 6.990%, 02/20/2032	670,000	0.8
850,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	735,267	0.8
200,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	198,438	0.2
650,000 (1)	GCC SAB de CV, 3.614%, 04/20/2032	526,955	0.6
500,000 (1)(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	492,462	0.6
500,000 (1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	357,008	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico (continued)
800,000 (1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	$583,578	0.7
625,000 (1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	560,938	0.6
600,000	Southern Copper Corp., 5.875%, 04/23/2045	562,678	0.6
		5,901,710	6.7
	Morocco: 0.5%
500,000	OCP SA, 6.875%, 04/25/2044	410,312	0.5

	MULTI: 0.8%
950,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.625%, 01/15/2032	744,111	0.8

	Oman: 2.1%
950,000 (1)	OQ SAOC, 5.125%, 05/06/2028	851,955	1.0
550,000 (1)	Oryx Funding Ltd., 5.800%, 02/03/2031	491,449	0.5
220,000	Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	218,131	0.2
350,000	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	340,068	0.4
		1,901,603	2.1
	Panama: 2.2%
675,000 (1)	Aeropuerto Internacional de Tocumen SA, 4.000%, 08/11/2041	500,926	0.6
825,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	651,424	0.7
1,000,000	C&W Senior Financing DAC, 6.875%, 09/15/2027	818,395	0.9
		1,970,745	2.2
	Peru: 1.5%
500,000 (1)	Credicorp Ltd., 2.750%, 06/17/2025	457,068	0.5
312,000	Inkia Energy Ltd., 5.875%, 11/09/2027	287,709	0.4
650,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	542,003	0.6
		1,286,780	1.5
	Poland: 0.8%
785,000 (1)	Canpack SA / Canpack US LLC, 3.125%, 11/01/2025	685,306	0.8

	Qatar: 1.9%
700,000	Commercial Bank PSQC/ THE, 4.500%, 12/31/2049	638,811	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Qatar (continued)
650,000 (1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	$538,831	0.6
650,000 (1)	Qatar Energy, 3.300%, 07/12/2051	463,073	0.6
		1,640,715	1.9
	Russia: 2.7%
1,000,000 (1)(2)(4)(5)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	91,875	0.1
1,050,000 (1)(4)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	216,431	0.3
750,000 (1)	Evraz PLC, 5.250%, 04/02/2024	393,750	0.4
800,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	396,000	0.5
800,000 (1)(2)(4)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	300,000	0.3
500,000 (1)	Phosagro OAO Via Phosagro Bond Funding DAC, 2.600%, 09/16/2028	270,000	0.3
500,000 (1)(2)(5)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	40,938	0.1
1,000,000 (1)	VEON Holdings BV, 4.000%, 04/09/2025	650,000	0.7
		2,358,994	2.7
	Saudi Arabia: 3.8%
400,000 (1)	Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	358,401	0.4
525,000 (1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	420,258	0.5
275,000 (1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	232,521	0.2
1,400,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,132,536	1.3
700,000	Saudi Arabian Oil Co., 2.875%, 04/16/2024	676,438	0.8
600,000	Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	560,403	0.6
		3,380,557	3.8
	Singapore: 0.8%
800,000 (1)(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	716,788	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	South Africa: 3.3%
600,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	$487,148	0.6
400,000	AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	351,445	0.4
875,000 (1)	Bidvest Group UK PLC/The, 3.625%, 09/23/2026	746,637	0.8
775,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	763,731	0.9
625,000 (3)	Sasol Financing USA LLC, 4.375%, 09/18/2026	546,216	0.6
		2,895,177	3.3
	South Korea: 7.1%
700,000 (1)	Kookmin Bank, 2.500%, 11/04/2030	559,775	0.6
550,000 (1)(2)	Kookmin Bank, 4.350%, 12/31/2199	534,311	0.6
450,000	Korea Development Bank/ The, 4.250%, 09/08/2032	424,082	0.5
1,300,000 (1)	Korea Electric Power Corp., 3.625%, 06/14/2025	1,256,988	1.4
650,000 (1)	Korea Electric Power Corp., 5.500%, 04/06/2028	650,902	0.7
550,000 (1)	KT Corp., 4.000%, 08/08/2025	535,692	0.6
775,000 (1)	POSCO, 4.375%, 08/04/2025	749,466	0.9
425,000 (1)(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	364,884	0.4
700,000 (1)	SK Hynix, Inc., 2.375%, 01/19/2031	518,606	0.6
725,000 (1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	718,556	0.8
		6,313,262	7.1
	Taiwan: 0.7%
650,000 (1)	TSMC Global Ltd., 4.625%, 07/22/2032	617,097	0.7

	Thailand: 2.8%
500,000 (1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	477,833	0.5
800,000 (1)(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	709,584	0.8
725,000 (1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	625,487	0.7
1,000,000 (1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	704,507	0.8
		2,517,411	2.8
	Turkey: 2.8%
250,000 (1)	Akbank TAS, 6.800%, 02/06/2026	223,474	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey (continued)
550,000 (1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	$483,901	0.5
550,000	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	523,899	0.6
700,000 (1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	645,782	0.7
700,000 (1)(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	616,038	0.7
		2,493,094	2.8
	United Arab Emirates: 4.6%
850,000 (1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	722,733	0.8
700,000	DP World Ltd., 6.850%, 07/02/2037	715,481	0.8
650,000 (2)	Emirates NBD Bank PJSC, 6.125%, 12/31/2199	627,949	0.7
446,595	Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027	406,548	0.5
485,447 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	400,136	0.4
386,612 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	295,028	0.3
500,000	MAF Global Securities Ltd., 4.750%, 05/07/2024	493,841	0.6
521,435 (1)	Sweihan PV Power Co. PJSC, 3.625%, 01/31/2049	415,410	0.5
		4,077,126	4.6
	United States: 5.1%
950,000	Dollar General Corp., 5.000%, 11/01/2032	914,993	1.0
950,000 (1)	Nestle Holdings, Inc., 4.300%, 10/01/2032	904,542	1.0
950,000 (1)	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	915,191	1.1
950,000	Target Corp., 4.500%, 09/15/2032	906,576	1.0
950,000 (3)	Walmart, Inc., 4.150%, 09/09/2032	911,010	1.0
		4,552,312	5.1
	Total Corporate Bonds/Notes (Cost $96,631,887)	79,437,446	89.6
SOVEREIGN BONDS: 1.6%
	Hungary: 0.6%
350,000 (1)	Hungary Government International Bond, 5.250%, 06/16/2029	317,261	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Hungary (continued)
300,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	$254,267	0.3
		571,528	0.6
	Indonesia: 1.0%
925,000	Indonesia Government International Bond, 4.650%, 09/20/2032	869,899	1.0
	Total Sovereign Bonds (Cost $1,551,421)	1,441,427	1.6
	Total Long-Term Investments (Cost $98,183,308)	80,878,873	91.2
SHORT-TERM INVESTMENTS: 10.9%
	Commercial Paper: 6.6%
800,000	American Electric Power Co., Inc., 3.380%, 10/05/2022	799,630	0.9
1,000,000	Consolidated Edison Co., 3.390%, 10/06/2022	999,443	1.1
1,000,000	Duke Energy Corp., 3.350%, 10/03/2022	999,725	1.2
1,000,000	Fiserv, Inc., 3.390%, 10/04/2022	999,629	1.1
1,000,000	General Mills, Inc., 3.380%, 10/04/2022	999,630	1.1
1,000,000	Mondelez International, Inc., 3.370%, 10/03/2022	999,723	1.2
	Total Commercial Paper (Cost $5,798,299)	5,797,780	6.6

	Repurchase Agreements: 2.9%
1,000,000 (6)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,000,251, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,020,000, due 07/01/50-09/01/52)	1,000,000	1.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
610,825 (6)	Deutsche Bank Securities Inc., Repurchase Agreement dated 09/30/22, 3.02%, due 10/03/22 (Repurchase Amount $610,977, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.375%, Market Value plus accrued interest $623,042, due 10/03/22-07/15/32)	$610,825	0.7
1,000,000 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	1.1
	Total Repurchase Agreements (Cost $2,610,825)	2,610,825	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
1,258,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930% (Cost $1,258,000)	1,258,000	1.4
	Total Short-Term Investments (Cost $9,667,124)	9,666,605	10.9
	Total Investments in Securities (Cost $107,850,432)	$90,545,478	102.1
	Liabilities in Excess of Other Assets	(1,842,657)	(2.1)
	Net Assets	$88,702,821	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2022 (Unaudited) (continued)

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(3)
Security, or a portion of the security, is on loan.

(4)
Defaulted security.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Fund held restricted securities with a fair value of $132,813 or 0.1% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of September 30, 2022.

Sector Diversification	Percentage of Net Assets
Financial	16.3%
Basic Materials	16.3
Energy	14.4
Communications	9.6
Consumer, Non-cyclical	9.1
Utilities	9.0
Consumer, Cyclical	7.5
Industrial	4.8
Technology	2.6
Sovereign Bonds	1.6
Short-Term Investments	10.9
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$79,437,446	$—	$79,437,446
Sovereign Bonds	—	1,441,427	—	1,441,427
Short-Term Investments	1,258,000	8,408,605	—	9,666,605
Total Investments, at fair value	$1,258,000	$89,287,478	$—	$90,545,478
Other Financial Instruments+
Futures	752,257	—	—	752,257
Total Assets	$2,010,257	$89,287,478	$—	$91,297,735
Liabilities Table
Other Financial Instruments+
Futures	$(464,427)	$—	$—	$(464,427)
Total Liabilities	$(464,427)	$—	$—	$(464,427)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2022 (Unaudited) (continued)

At September 30, 2022, Voya Emerging Markets Corporate Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Alfa Bank AO Via Alfa Bond Issuance PLC	11/21/2019	$1,005,425	$91,875
Sovcombank Via SovCom Capital DAC	1/30/2020	500,000	40,938
		$1,505,425	$132,813
At September 30, 2022, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	66	12/30/22	$13,555,781	$(203,768)
U.S. Treasury 5-Year Note	55	12/30/22	5,912,930	(201,963)
U.S. Treasury Long Bond	8	12/20/22	1,011,250	(37,798)
U.S. Treasury Ultra Long Bond	2	12/20/22	274,000	(20,898)
			$20,753,961	$(464,427)
Short Contracts:
U.S. Treasury 10-Year Note	(79)	12/20/22	(8,852,938)	314,813
U.S. Treasury Ultra 10-Year Note	(62)	12/20/22	(7,346,031)	437,444
			$(16,198,969)	$752,257
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$752,257
Total Asset Derivatives		$752,257
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$464,427
Total Liability Derivatives		$464,427

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$384,671
Total	$384,671
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$152,645
Total	$152,645
See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2022 (Unaudited) (continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $107,997,716.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$760,468
Gross Unrealized Depreciation	(17,924,876)
Net Unrealized Depreciation	$(17,164,408)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 41.0%
	Brazil: 0.7%
1,200,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	$1,003,224	0.7

	Chile: 3.7%
900,000 (1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	768,031	0.6
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	859,923	0.6
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	575,148	0.4
400,000 (1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	234,961	0.2
1,400,000 (1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	1,101,807	0.8
1,500,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,349,407	1.0
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	199,733	0.1
		5,089,010	3.7
	China: 1.7%
1,700,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,640,258	1.2
900,000 (1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	772,261	0.5
		2,412,519	1.7
	Colombia: 0.3%
600,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	429,132	0.3

	Guatemala: 0.5%
290,000 (1)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	251,962	0.2
700,000 (1)	CT Trust, 5.125%, 02/03/2032	528,210	0.3
		780,172	0.5
	Hong Kong: 1.4%
1,000,000 (1)	Lenovo Group Ltd., 5.831%, 01/27/2028	950,534	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Hong Kong (continued)
1,035,000 (1)	Lenovo Group Ltd., 6.536%, 07/27/2032	$954,089	0.7
		1,904,623	1.4
	Indonesia: 4.1%
750,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	667,395	0.5
250,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	200,940	0.1
750,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	621,220	0.5
1,000,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	870,239	0.6
1,000,000	Pertamina Persero PT, 5.625%, 05/20/2043	848,630	0.6
1,500,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,390,883	1.0
750,000 (2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	695,441	0.5
500,000 (1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	413,513	0.3
		5,708,261	4.1
	Israel: 0.5%
750,000 (1)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	647,449	0.5

	Kazakhstan: 2.0%
700,000 (1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	547,337	0.4
2,000,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	1,323,720	1.0
500,000	KazMunayGas National Co. JSC, 5.750%, 04/19/2047	335,308	0.2
750,000 (1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	526,332	0.4
		2,732,697	2.0
	Malaysia: 2.3%
825,000 (1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	747,711	0.5
300,000	Petronas Capital Ltd., 2.480%, 01/28/2032	246,683	0.2
750,000 (1)	Petronas Capital Ltd., 4.550%, 04/21/2050	672,172	0.5
1,750,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	1,603,351	1.1
		3,269,917	2.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico: 4.4%
500,000 (1)(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	$427,287	0.3
750,000 (1)	Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 4.375%, 10/14/2025	719,021	0.5
500,000 (1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	291,574	0.2
425,000 (1)	Comision Federal de Electricidad, 4.688%, 05/15/2029	356,431	0.3
1,000,000 (1)	Comision Federal de Electricidad, 6.264%, 02/15/2052	706,497	0.5
350,000	Petroleos Mexicanos, 5.500%, 06/27/2044	183,726	0.2
1,000,000	Petroleos Mexicanos, 6.500%, 03/13/2027	839,150	0.6
500,000	Petroleos Mexicanos, 6.500%, 01/23/2029	386,025	0.3
235,000	Petroleos Mexicanos, 6.700%, 02/16/2032	165,240	0.1
500,000	Petroleos Mexicanos, 6.750%, 09/21/2047	279,558	0.2
1,275,000	Petroleos Mexicanos, 6.875%, 08/04/2026	1,149,986	0.8
1,000,000	Petroleos Mexicanos, 6.950%, 01/28/2060	554,990	0.4
		6,059,485	4.4
	Oman: 1.6%
1,750,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,569,391	1.1
700,000 (1)	Oryx Funding Ltd., 5.800%, 02/03/2031	625,481	0.5
		2,194,872	1.6
	Panama: 2.0%
1,000,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	789,605	0.6
1,425,000	Banco Nacional de Panama, 2.500%, 08/11/2030	1,047,481	0.8
1,200,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	901,392	0.6
		2,738,478	2.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Peru: 1.0%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	$332,446	0.3
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	177,040	0.1
1,400,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	843,710	0.6
		1,353,196	1.0
	Qatar: 0.7%
1,350,000 (1)	Qatar Energy, 3.300%, 07/12/2051	961,767	0.7

	Russia: 0.6%
750,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	371,250	0.3
1,350,000 (1)(3)(4)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	506,250	0.3
		877,500	0.6
	Saudi Arabia: 3.5%
1,000,000 (1)	EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	708,796	0.5
1,050,000 (1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	887,808	0.7
750,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	606,715	0.4
1,000,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	673,277	0.5
3,000,000 (1)	Saudi Arabian Oil Co., 3.500%, 11/24/2070	1,942,623	1.4
		4,819,219	3.5
	South Africa: 1.0%
650,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	527,744	0.4
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	875,240	0.6
		1,402,984	1.0
	South Korea: 2.1%
750,000	Korea Development Bank/The, 4.250%, 09/08/2032	706,804	0.5
1,000,000 (1)	Korea Electric Power Corp., 5.500%, 04/06/2028	1,001,387	0.7
1,225,000 (1)	POSCO, 4.375%, 08/04/2025	1,184,640	0.9
		2,892,831	2.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Thailand: 0.5%
850,000 (1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	$733,329	0.5

	United Arab Emirates: 1.1%
750,000	DP World Crescent Ltd., 3.875%, 07/18/2029	680,324	0.5
462,330 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	381,082	0.3
604,081 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	460,982	0.3
		1,522,388	1.1
	United States: 5.3%
1,525,000	Dollar General Corp., 5.000%, 11/01/2032	1,468,804	1.1
1,525,000 (1)	Nestle Holdings, Inc., 4.300%, 10/01/2032	1,452,029	1.0
1,525,000 (1)	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	1,469,122	1.1
1,525,000	Target Corp., 4.500%, 09/15/2032	1,455,294	1.0
1,525,000 (2)	Walmart, Inc., 4.150%, 09/09/2032	1,462,410	1.1
		7,307,659	5.3
	Venezuela: 0.0%
1,000,000 (4)(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	22,500	0.0
1,750,000 (4)(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	39,375	0.0
		61,875	0.0
	Total Corporate Bonds/Notes (Cost $71,877,263)	56,902,587	41.0
MUNICIPAL BONDS: 0.6%
	Turkey: 0.6%
1,000,000 (1)	Istanbul Metropolitan Municipality, 6.375%, 12/09/2025	805,104	0.6
	Total Municipal Bonds (Cost $990,550)	805,104	0.6
SOVEREIGN BONDS: 55.0%
	Angola: 0.7%
750,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	566,329	0.4
500,000 (1)	Angolan Government International Bond, 9.500%, 11/12/2025	468,510	0.3
		1,034,839	0.7
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Argentina: 1.1%
1,883,777 (6)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	$380,488	0.3
374,111	Argentine Republic Government International Bond, 1.000%, 07/09/2029	72,415	0.1
4,906,220 (6)	Argentine Republic Government International Bond, 1.500% (Step Rate @ 3.625% on 07/09/2023), 07/09/2035	893,639	0.6
701,019 (6)	Argentine Republic Government International Bond, 3.875% (Step Rate @ 4.250% on 07/09/2023), 01/09/2038	165,501	0.1
		1,512,043	1.1
	Bahrain: 1.4%
2,000,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,911,828	1.4

	Belarus: 0.1%
700,000 (4)	Republic of Belarus International Bond, 6.200%, 02/28/2030	182,000	0.1

	Chile: 0.9%
1,000,000 (2)	Chile Government International Bond, 3.500%, 01/31/2034	817,772	0.6
500,000	Chile Government International Bond, 4.000%, 01/31/2052	365,893	0.3
		1,183,665	0.9
	Colombia: 3.2%
500,000	Colombia Government International Bond, 3.000%, 01/30/2030	359,290	0.3
1,500,000	Colombia Government International Bond, 3.250%, 04/22/2032	1,017,548	0.7
750,000	Colombia Government International Bond, 4.000%, 02/26/2024	731,206	0.5
1,000,000	Colombia Government International Bond, 4.125%, 05/15/2051	539,417	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Colombia (continued)
750,000	Colombia Government International Bond, 5.000%, 06/15/2045	$456,786	0.3
400,000	Colombia Government International Bond, 5.200%, 05/15/2049	248,116	0.2
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	369,162	0.3
700,000	Colombia Government International Bond, 8.125%, 05/21/2024	716,541	0.5
		4,438,066	3.2
	Costa Rica: 1.0%
1,500,000 (2)	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,377,595	1.0

	Dominican Republic: 3.2%
700,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	528,893	0.4
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	339,719	0.2
700,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	681,009	0.5
1,700,000	Dominican Republic International Bond, 5.875%, 01/30/2060	1,128,392	0.8
925,000	Dominican Republic International Bond, 6.000%, 07/19/2028	842,692	0.6
500,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	408,203	0.3
500,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	488,602	0.4
		4,417,510	3.2
	Ecuador: 0.9%
717,550 (1)(6)	Ecuador Government International Bond, 1.500% (Step Rate @ 2.500% on 07/31/2023), 07/31/2040	213,471	0.2
1,807,845 (1)(6)	Ecuador Government International Bond, 2.500% (Step Rate @ 3.500% on 07/31/2023), 07/31/2035	599,485	0.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ecuador (continued)
800,850 (1)(6)	Ecuador Government International Bond, 5.500% (Step Rate @ 6.000% on 07/31/2023), 07/31/2030	$383,060	0.3
		1,196,016	0.9
	Egypt: 1.1%
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	265,275	0.2
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	975,550	0.7
600,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	335,396	0.2
		1,576,221	1.1
	El Salvador: 0.3%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	378,107	0.3

	Gabon: 0.2%
500,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	330,235	0.2

	Ghana: 1.0%
750,000	Ghana Government International Bond, 7.875%, 03/26/2027	311,813	0.2
2,000,000	Ghana Government International Bond, 7.875%, 02/11/2035	750,520	0.5
1,000,000	Ghana Government International Bond, 8.750%, 03/11/2061	372,435	0.3
		1,434,768	1.0
	Guatemala: 0.6%
860,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	774,843	0.6

	Honduras: 0.3%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	181,817	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	165,058	0.1
		346,875	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Hungary: 2.0%
1,750,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	$933,439	0.7
750,000 (1)	Hungary Government International Bond, 5.250%, 06/16/2029	679,847	0.5
700,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	593,289	0.4
500,000	Hungary Government International Bond, 7.625%, 03/29/2041	497,416	0.4
		2,703,991	2.0
	India: 0.3%
500,000 (2)	Export-Import Bank of India, 2.250%, 01/13/2031	376,294	0.3

	Indonesia: 4.4%
750,000	Indonesia Government International Bond, 4.650%, 09/20/2032	705,323	0.5
300,000	Indonesia Government International Bond, 4.750%, 02/11/2029	289,930	0.2
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	1,134,825	0.8
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	296,010	0.2
1,250,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,518,719	1.1
1,000,000	Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	729,076	0.5
1,500,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,438,665	1.1
		6,112,548	4.4
	Ivory Coast: 0.7%
1,097,154 (3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	940,974	0.7

	Jamaica: 1.3%
1,200,000	Jamaica Government International Bond, 7.875%, 07/28/2045	1,297,161	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Jamaica (continued)
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	$549,221	0.4
		1,846,382	1.3
	Jordan: 0.6%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	816,348	0.6

	Kazakhstan: 1.2%
1,750,000 (1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	1,625,820	1.2

	Kenya: 0.9%
500,000 (1)	Kenya Government International Bond, 6.875%, 06/24/2024	426,932	0.3
500,000	Kenya Government International Bond, 7.250%, 02/28/2028	365,793	0.3
600,000	Kenya Government International Bond, 8.000%, 05/22/2032	408,540	0.3
		1,201,265	0.9
	Lebanon: 0.2%
2,000,000 (4)	Lebanon Government International Bond, 6.100%, 10/04/2022	122,880	0.1
2,000,000 (4)	Lebanon Government International Bond, 6.850%, 03/23/2027	124,320	0.1
		247,200	0.2
	Malaysia: 0.7%
1,250,000 (1)	Malaysia Wakala Sukuk Bhd, 3.075%, 04/28/2051	943,408	0.7

	Mexico: 2.6%
940,000 (2)	Mexico Government International Bond, 3.250%, 04/16/2030	786,083	0.5
750,000	Mexico Government International Bond, 4.350%, 01/15/2047	531,671	0.4
1,000,000	Mexico Government International Bond, 4.500%, 04/22/2029	926,670	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Mexico (continued)
1,550,000	Mexico Government International Bond, 4.875%, 05/19/2033	$1,365,527	1.0
		3,609,951	2.6
	Morocco: 0.6%
750,000 (1)	Morocco Government International Bond, 3.000%, 12/15/2032	527,332	0.4
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	287,395	0.2
		814,727	0.6
	Nigeria: 1.5%
1,000,000	Nigeria Government International Bond, 6.500%, 11/28/2027	726,436	0.5
1,500,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	910,875	0.7
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	292,805	0.2
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	193,914	0.1
		2,124,030	1.5
	Oman: 1.3%
500,000 (1)	Oman Government International Bond, 5.375%, 03/08/2027	471,036	0.4
800,000	Oman Government International Bond, 6.000%, 08/01/2029	747,198	0.5
750,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	589,606	0.4
		1,807,840	1.3
	Panama: 2.7%
750,000 (2)	Panama Government International Bond, 3.298%, 01/19/2033	580,001	0.4
500,000	Panama Government International Bond, 4.500%, 04/16/2050	349,597	0.2
1,000,000	Panama Government International Bond, 4.500%, 01/19/2063	663,240	0.5
1,250,000	Panama Government International Bond, 6.700%, 01/26/2036	1,233,284	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Panama (continued)
800,000	Panama Government International Bond, 9.375%, 04/01/2029	$932,276	0.7
		3,758,398	2.7
	Paraguay: 0.9%
750,000	Paraguay Government International Bond, 5.000%, 04/15/2026	724,748	0.5
650,000 (2)	Paraguay Government International Bond, 5.600%, 03/13/2048	490,821	0.4
		1,215,569	0.9
	Peru: 0.8%
500,000	Peruvian Government International Bond, 2.780%, 12/01/2060	273,130	0.2
500,000	Peruvian Government International Bond, 2.783%, 01/23/2031	397,144	0.3
500,000	Peruvian Government International Bond, 5.625%, 11/18/2050	472,934	0.3
		1,143,208	0.8
	Philippines: 1.8%
650,000 (2)	Philippine Government International Bond, 3.556%, 09/29/2032	560,129	0.4
750,000	Philippine Government International Bond, 6.375%, 01/15/2032	796,261	0.6
1,000,000	Philippine Government International Bond, 7.750%, 01/14/2031	1,154,829	0.8
		2,511,219	1.8
	Qatar: 1.3%
750,000 (1)	Qatar Government International Bond, 3.750%, 04/16/2030	705,937	0.5
750,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	661,484	0.5
500,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	463,958	0.3
		1,831,379	1.3
	Republic Of Serbia: 0.7%
1,500,000	Serbia International Bond, 2.125%, 12/01/2030	986,790	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Romania: 2.0%
1,500,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	$1,070,867	0.8
2,000,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	1,450,256	1.0
400,000	Romanian Government International Bond, 5.125%, 06/15/2048	278,622	0.2
		2,799,745	2.0
	Russia: 1.4%
1,000,000 (4)	Russia Government Bond, 5.625%, 04/04/2042	550,000	0.4
1,800,000 (4)	Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	900,000	0.6
1,000,000 (4)	Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	500,000	0.4
		1,950,000	1.4
	Saudi Arabia: 1.1%
500,000 (1)	Saudi Government International Bond, 2.250%, 02/02/2033	393,646	0.3
800,000	Saudi Government International Bond, 2.900%, 10/22/2025	760,369	0.6
500,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	340,793	0.2
		1,494,808	1.1
	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	377,267	0.3

	South Africa: 1.8%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,669,288	1.2
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	322,975	0.2
800,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	564,338	0.4
		2,556,601	1.8
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: 0.6%
500,000 (1)(4)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	$157,272	0.1
2,000,000 (1)(4)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	526,630	0.4
750,000 (4)	Sri Lanka Government International Bond, 7.550%, 03/28/2030	191,031	0.1
		874,933	0.6
	Turkey: 3.1%
950,000	Turkey Government International Bond, 4.875%, 10/09/2026	781,854	0.6
500,000	Turkey Government International Bond, 5.125%, 02/17/2028	389,770	0.3
750,000	Turkey Government International Bond, 6.000%, 01/14/2041	465,150	0.3
1,000,000	Turkey Government International Bond, 6.375%, 10/14/2025	906,960	0.6
1,000,000	Turkey Government International Bond, 7.375%, 02/05/2025	962,700	0.7
1,000,000	Turkey Government International Bond, 7.625%, 04/26/2029	853,942	0.6
		4,360,376	3.1
	Ukraine: 0.6%
1,111,000 (4)	Ukraine Government International Bond, 7.253%, 03/15/2035	211,090	0.1
650,000 (4)	Ukraine Government International Bond, 7.375%, 09/25/2034	123,500	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2024	98,601	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2025	83,905	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2026	71,795	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ukraine (continued)
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2027	$71,795	0.0
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2028	73,525	0.1
225,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2029	48,375	0.0
500,000 (4)	Ukraine Government International Bond, 9.750%, 11/01/2030	113,000	0.1
		895,586	0.6
	Uruguay: 1.1%
750,000	Uruguay Government International Bond, 4.375%, 10/27/2027	742,177	0.5
250,000	Uruguay Government International Bond, 4.375%, 01/23/2031	239,763	0.2
500,000	Uruguay Government International Bond, 7.625%, 03/21/2036	600,316	0.4
		1,582,256	1.1
	Venezuela: 0.1%
1,250,000 (4)	Venezuela Government International Bond, 9.250%, 09/15/2027	100,625	0.1

	Zambia: 0.4%
750,000 (1)(4)	Zambia Government International Bond, 8.500%, 04/14/2024	363,214	0.2
500,000 (1)(4)	Zambia Government International Bond, 8.970%, 07/30/2027	239,310	0.2
		602,524	0.4
	Total Sovereign Bonds (Cost $112,784,393)	76,306,673	55.0
	Total Long-Term Investments (Cost $185,652,206)	134,014,364	96.6
SHORT-TERM INVESTMENTS: 7.3%
	Commercial Paper: 1.5%
1,000,000	Consolidated Edison Co., 3.390%, 10/06/2022	999,443	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,000,000	Mondelez International, Inc., 3.370%, 10/03/2022	$999,723	0.8
	Total Commercial Paper (Cost $1,999,352)	1,999,166	1.5

	Repurchase Agreements: 4.7%
1,509,457 (7)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,509,835, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,539,646, due 07/01/50-09/01/52)	1,509,457	1.1
1,509,457 (7)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,509,835, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,539,646, due 10/04/22-09/20/52)	1,509,457	1.1
1,509,457 (7)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,509,839, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,539,648, due 12/15/22-11/15/30)	1,509,457	1.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
446,886 (7)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $446,995, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $455,824, due 09/30/23-09/30/29)	$446,886	0.3
1,509,457 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,509,834, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,539,646, due 08/15/25-08/20/52)	1,509,457	1.1
	Total Repurchase Agreements (Cost $6,484,714)	6,484,714	4.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
1,575,000 (8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930% (Cost $1,575,000)	1,575,000	1.1
	Total Short-Term Investments (Cost $10,059,066)	10,058,880	7.3
	Total Investments in Securities (Cost $195,711,272)	$144,073,244	103.9
	Liabilities in Excess of Other Assets	(5,419,931)	(3.9)
	Net Assets	$138,653,313	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(4)
Defaulted security.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Fund held restricted securities with a fair value of $61,875 or 0.0% of net assets. Please refer to the table below for additional details.

(6)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2022.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of September 30, 2022.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	55.0%
Energy	17.0
Utilities	8.6
Basic Materials	4.5
Consumer, Cyclical	3.2
Financial	2.7
Consumer, Non-cyclical	2.2
Technology	1.4
Communications	0.7
Industrial	0.7
Municipal Bonds	0.6
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$56,902,587	$—	$56,902,587
Municipal Bonds	—	805,104	—	805,104
Sovereign Bonds	—	76,306,673	—	76,306,673
Short-Term Investments	1,575,000	8,483,880	—	10,058,880
Total Investments, at fair value	$1,575,000	$142,498,244	$—	$144,073,244
Other Financial Instruments+
Futures	1,145,392	—	—	1,145,392
Total Assets	$2,720,392	$142,498,244	$—	$145,218,636
Liabilities Table
Other Financial Instruments+
Futures	$(607,933)	$—	$—	$(607,933)
Total Liabilities	$(607,933)	$—	$—	$(607,933)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$1,396,755	$39,375
Petroleos de Venezuela SA	2/27/2014	807,052	22,500
		$2,203,807	$61,875
At September 30, 2022, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	54	12/30/22	$11,091,094	$(170,705)
U.S. Treasury 5-Year Note	89	12/30/22	9,568,195	(312,163)
U.S. Treasury Ultra Long Bond	9	12/20/22	1,233,000	(125,065)
			$21,892,289	$(607,933)
Short Contracts:
U.S. Treasury 10-Year Note	(118)	12/20/22	(13,223,375)	460,523
U.S. Treasury Long Bond	(8)	12/20/22	(1,011,250)	82,001
U.S. Treasury Ultra 10-Year Note	(82)	12/20/22	(9,715,719)	602,868
			$(23,950,344)	$1,145,392
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,145,392
Total Asset Derivatives		$1,145,392
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$607,933
Total Liability Derivatives		$607,933

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$812,608
Total	$812,608
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$304,777
Total	$304,777
At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $196,903,738.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,168,607
Gross Unrealized Depreciation	(53,461,642)
Net Unrealized Depreciation	$(52,293,035)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 26.1%
1,401,665 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.691%, 01/25/2045	$1,284,992	0.1
675,504 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.544%, 04/25/2045	626,634	0.1
550,100 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.522%, 06/25/2045	487,771	0.1
570,218 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.658%, 12/25/2045	481,436	0.1
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.658%, 12/25/2045	579,382	0.1
1,285,153 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.773%, 03/25/2046	1,186,539	0.1
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.773%, 03/25/2046	733,837	0.1
368,352	Alternative Loan Trust 2004-32CB 2A2, 3.484%, (US0001M + 0.400)%, 02/25/2035	345,285	0.0
535,802	Alternative Loan Trust 2004-J7 MI, 4.104%, (US0001M + 1.020)%, 10/25/2034	538,326	0.1
288,380	Alternative Loan Trust 2005-31 1A1, 3.644%, (US0001M + 0.560)%, 08/25/2035	256,946	0.0
219,787	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	155,718	0.0
412,763	Alternative Loan Trust 2005-J2 1A12, 3.484%, (US0001M + 0.400)%, 04/25/2035	325,075	0.0
273,011	Alternative Loan Trust 2006-19CB A12, 3.484%, (US0001M + 0.400)%, 08/25/2036	142,919	0.0
623,348	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	314,322	0.0
379,047	Alternative Loan Trust 2007-18CB 1A7, 3.554%, (US0001M + 0.470)%, 08/25/2037	124,338	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
996,792	Alternative Loan Trust 2007-OA4 A1, 3.424%, (US0001M + 0.170)%, 05/25/2047	$860,551	0.1
798,403 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	743,402	0.1
1,961,241 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.489%, 11/25/2051	1,489,393	0.1
2,508,179 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-6 B3A, 3.392%, 10/25/2051	1,881,445	0.2
2,056,071 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.412%, 12/25/2051	1,439,038	0.1
142,451 (1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.064%, 01/25/2036	138,746	0.0
133,962 (1)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.999%, 05/25/2035	126,995	0.0
248,018 (1)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.634%, 09/25/2035	208,846	0.0
1,447,300 (1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.082%, 11/25/2035	997,368	0.1
114,329 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.989%, 09/25/2036	101,542	0.0
55,071 (1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.094%, 02/25/2037	53,206	0.0
242,409 (1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.778%, 11/25/2034	228,916	0.0
432,384	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	253,213	0.0
362,784	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	201,061	0.0
494,565 (1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	467,205	0.0
64,079 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	62,254	0.0
272,296 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	249,760	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
895,379 (1)(2)	CIM Trust 2019-J1 B3, 3.948%, 08/25/2049	$766,770	0.1
500,000 (1)(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	434,873	0.0
953,052 (1)(2)	CIM Trust 2020-J1 B3, 3.447%, 07/25/2050	746,768	0.1
954,069 (1)(2)	CIM Trust 2020-J2 B2, 2.759%, 01/25/2051	710,466	0.1
1,258,417 (1)(2)	CIM Trust 2020-J2 B3, 2.759%, 01/25/2051	913,371	0.1
240,254 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.990%, 03/25/2036	192,835	0.0
220,782 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.878%, 09/25/2037	200,007	0.0
604,300 (1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.268%, 08/25/2036	586,577	0.1
1,507,694 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.855%, 09/25/2051	1,123,788	0.1
488,719	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	473,952	0.0
143,713	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	127,364	0.0
935,929 (1)(2)	COLT 2022-5 A1 Mortgage Loan Trust, 4.550%, 04/25/2067	895,220	0.1
918,164 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 5.084%, (US0001M + 2.000)%, 01/25/2040	900,552	0.1
3,500,000 (2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 5.431%, (SOFR30A + 3.150)%, 12/25/2041	3,036,608	0.3
1,500,000 (2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 6.781%, (SOFR30A + 4.500)%, 01/25/2042	1,347,504	0.1
640,397 (1)(2)	CSMC 2019-AFC1 A3 Trust, 2.877%, 07/25/2049	595,932	0.1
1,000,000 (1)(2)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	792,671	0.1
191,642 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.406%, 05/25/2043	179,476	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
242,392 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.629%, 10/25/2043	$228,933	0.0
331,876 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.606%, 11/25/2043	309,529	0.0
316,286 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.811%, 04/25/2044	295,870	0.0
404,231 (1)(2)	CSMC Trust 2014-IVR3 B3, 4.048%, 07/25/2044	380,804	0.0
2,000,000 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,503,787	0.1
320,054 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.465%, 06/27/2037	306,453	0.0
1,000,000 (2)	Eagle RE 2021-2 M1C Ltd., 5.731%, (SOFR30A + 3.450)%, 04/25/2034	968,263	0.1
3,900,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 6.734%, (US0001M + 3.650)%, 02/25/2040	3,827,562	0.4
424,939	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 8.634%, (US0001M + 5.550)%, 04/25/2028	435,430	0.0
1,430,016	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.934%, (US0001M + 2.850)%, 11/25/2029	1,440,284	0.1
1,429,667	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 5.584%, (US0001M + 2.500)%, 05/25/2030	1,428,484	0.1
2,403,018	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 5.184%, (US0001M + 2.100)%, 03/25/2031	2,359,544	0.2
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 5.581%, (SOFR30A + 3.300)%, 11/25/2041	906,314	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
878,876 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 7.184%, (US0001M + 4.100)%, 07/25/2039	$871,754	0.1
65,216 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 5.184%, (US0001M + 2.100)%, 09/25/2039	65,132	0.0
692,761 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 5.134%, (US0001M + 2.050)%, 01/25/2040	683,146	0.1
985,168 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	948,129	0.1
905,307 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.012%, 04/25/2048	768,225	0.1
1,396,919 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.235%, 07/25/2048	1,184,944	0.1
1,978,363 (1)(2)	Flagstar Mortgage Trust 2018-5 B2, 4.468%, 09/25/2048	1,717,908	0.2
917,183 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.468%, 09/25/2048	793,322	0.1
917,159 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.916%, 10/25/2048	809,817	0.1
321,497 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	297,482	0.0
941,939 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.042%, 12/25/2049	769,193	0.1
4,767,250 (1)(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.224%, 03/25/2050	3,847,514	0.4
2,376,021 (1)(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.224%, 03/25/2050	1,907,387	0.2
1,379,896 (2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 4.934%, (US0001M + 1.850)%, 02/25/2050	1,359,440	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
34,543 (2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 6.834%, (US0001M + 3.750)%, 08/25/2050	$34,537	0.0
1,302,245 (2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 5.081%, (SOFR30A + 2.800)%, 10/25/2050	1,302,562	0.1
1,233,445 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 6.184%, (US0001M + 3.100)%, 03/25/2050	1,233,837	0.1
60,840 (2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 6.234%, (US0001M + 3.150)%, 09/25/2050	60,920	0.0
868,331 (2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 3.931%, (SOFR30A + 1.650)%, 01/25/2034	847,353	0.1
3,900,000 (2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 5.681%, (SOFR30A + 3.400)%, 10/25/2041	3,502,667	0.3
2,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 4.531%, (SOFR30A + 2.250)%, 08/25/2033	1,837,365	0.2
5,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 6.031%, (SOFR30A + 3.750)%, 12/25/2041	4,401,132	0.4
10,000,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 5.681%, (SOFR30A + 3.400)%, 01/25/2042	8,702,072	0.9
3,000,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 7.531%, (SOFR30A + 5.250)%, 05/25/2042	2,827,150	0.3
1,600,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 4.581%, (SOFR30A + 2.300)%, 08/25/2033	1,551,916	0.2
2,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 5.931%, (SOFR30A + 3.650)%, 11/25/2041	1,768,930	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,250,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 B1, 7.031%, (SOFR30A + 4.750)%, 02/25/2042	$5,821,147	0.6
5,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 4.681%, (SOFR30A + 2.400)%, 02/25/2042	4,655,694	0.5
5,500,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, 6.031%, (SOFR30A + 3.750)%, 02/25/2042	5,045,671	0.5
587,846 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	560,127	0.1
52,525 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	50,973	0.0
952,462 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	832,446	0.1
165,982 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	149,254	0.0
282,169 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	253,492	0.0
663,959 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	597,045	0.1
2,117,171 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.655%, 05/25/2050	1,684,099	0.2
802,846 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.080%, 08/25/2049	712,919	0.1
92,569 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	88,275	0.0
926,956 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.340%, 11/25/2049	842,408	0.1
116,524 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	109,552	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
914,563 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.985%, 03/25/2050	$825,193	0.1
3,462,842 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.985%, 03/25/2050	3,022,169	0.3
2,960,566 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.985%, 03/25/2050	2,525,378	0.2
1,251,830 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.652%, 08/25/2051	837,724	0.1
983,534 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.390%, 04/25/2052	684,405	0.1
983,534 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.390%, 04/25/2052	626,359	0.1
95,048 (1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 3.493%, 10/25/2035	58,276	0.0
196,541 (1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 2.889%, 01/25/2036	193,492	0.0
685,275	HarborView Mortgage Loan Trust 2007-5 A1A, 3.183%, (US0001M + 0.190)%, 09/19/2037	606,473	0.1
4,000,000 (2)	Home RE 2019-1 M2 Ltd., 6.334%, (US0001M + 3.250)%, 05/25/2029	3,931,720	0.4
2,490,335 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.327%, 10/25/2051	1,767,154	0.2
1,500,000 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,102,921	0.1
2,534,130	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 3.504%, (US0001M + 0.420)%, 02/25/2046	1,901,449	0.2
55,395 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	53,218	0.0
38,084 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	36,587	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
932,753 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.515%, 08/25/2049	$877,061	0.1
932,753 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.515%, 08/25/2049	816,170	0.1
1,103,848 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.570%, 06/25/2049	984,504	0.1
1,474,297 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	934,510	0.1
1,675,242 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.098%, 07/25/2052	1,204,292	0.1
471,846	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	286,073	0.0
104,073 (1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.260%, 05/25/2037	93,163	0.0
930,460	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	423,206	0.0
1,280,373 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.676%, 01/25/2044	1,100,684	0.1
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.820%, 10/25/2029	618,439	0.1
1,317,526 (1)(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.556%, 06/25/2045	907,419	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.794%, 05/25/2046	699,091	0.1
3,373,107 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.450%, 01/25/2047	2,805,042	0.3
854,218 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.754%, 08/25/2047	742,348	0.1
1,344,751 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.875%, 11/25/2048	1,156,033	0.1
1,346,766 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.777%, 12/25/2048	1,128,586	0.1
1,455,816 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.715%, 09/25/2048	1,225,897	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,062,781 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.715%, 09/25/2048	$1,723,129	0.2
992,952 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.715%, 10/25/2048	850,076	0.1
2,076,172 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	1,766,399	0.2
295,926 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	268,545	0.0
1,832,161 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.065%, 01/25/2049	1,565,530	0.2
916,080 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.065%, 01/25/2049	780,898	0.1
915,694 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.226%, 02/25/2049	773,556	0.1
917,566 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.226%, 02/25/2049	760,181	0.1
123,737 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	117,082	0.0
1,937,821 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.454%, 11/25/2049	1,790,177	0.2
940,035 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.232%, 12/25/2049	791,629	0.1
1,880,069 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.232%, 12/25/2049	1,723,996	0.2
447,551 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 02/25/2050	403,076	0.0
2,791,881 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.281%, 02/25/2050	2,282,305	0.2
398,047 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	360,044	0.0
2,808,883 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.400%, 03/25/2050	2,313,249	0.2
2,444,166 (1)(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.418%, 05/25/2050	1,955,186	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,983,859 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.852%, 10/25/2049	$2,905,288	0.3
1,633,928 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.970%, 10/25/2049	1,411,009	0.1
439,198 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	405,861	0.0
190,319 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	175,848	0.0
3,327,838 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.388%, 05/25/2050	2,750,432	0.3
1,883,403 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.704%, 12/25/2049	1,672,364	0.2
1,883,403 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.704%, 12/25/2049	1,671,604	0.2
16,419 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	16,058	0.0
66,728 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	65,193	0.0
952,663 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.386%, 03/25/2050	816,845	0.1
2,381,658 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.386%, 03/25/2050	2,038,737	0.2
382,494 (1)(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	337,420	0.0
324,515 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	289,055	0.0
1,419,069 (1)(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.851%, 08/25/2050	1,136,948	0.1
1,477,226 (1)(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.659%, 11/25/2050	1,179,075	0.1
2,382,964 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.598%, 12/25/2050	1,967,118	0.2
1,426,116 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.514%, 03/25/2051	1,083,441	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
98,388 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	$95,767	0.0
1,741,368 (1)(2)	JP Morgan Trust 2015-1 B3, 3.413%, 12/25/2044	1,677,889	0.2
478,477 (1)(2)	JP Morgan Trust 2015-3 B3, 3.596%, 05/25/2045	430,808	0.0
866,534 (1)(2)	JP Morgan Trust 2015-3 B4, 3.596%, 05/25/2045	632,021	0.1
83,228	Lehman XS Trust Series 2005-5N 3A1B, 2.104%, (12MTA + 1.000)%, 11/25/2035	81,582	0.0
1,943,520 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.323%, 10/25/2048	1,685,142	0.2
971,149 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.897%, 07/01/2051	707,589	0.1
2,466,805 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.322%, 03/25/2052	1,778,591	0.2
415,220 (1)(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	383,210	0.0
3,489,000 (1)(2)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	2,625,156	0.3
700,000 (1)(2)	MFRA Trust 2021-INV1 M1, 2.288%, 01/25/2056	639,872	0.1
125,179	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	79,899	0.0
900,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 4.884%, (US0001M + 1.800)%, 09/25/2035	928,697	0.1
1,877,539 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	1,751,496	0.2
3,800,000 (2)	Oaktown Re VII Ltd. 2021-2 M1C, 5.631%, (SOFR30A + 3.350)%, 04/25/2034	3,541,972	0.3
56,493 (1)(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	53,301	0.0
156,984 (1)(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	145,712	0.0
150,529 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	142,220	0.0
316,070 (1)(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	287,535	0.0
364,763 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	333,508	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,439,889 (1)(2)	OBX 2022-J1 A14 Trust, 2.500%, 02/25/2052	$1,136,069	0.1
3,825,523 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.978%, 10/25/2051	2,775,485	0.3
1,130,432 (1)(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.258%, 02/25/2050	896,283	0.1
47,686 (1)(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	46,842	0.0
231,475 (1)(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	224,496	0.0
2,900,000 (2)	Radnor RE 2021-1 M1C Ltd., 4.981%, (SOFR30A + 2.700)%, 12/27/2033	2,807,655	0.3
117,888 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	106,360	0.0
1,310,734 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.827%, 09/25/2049	1,092,766	0.1
936,238 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.827%, 09/25/2049	778,119	0.1
1,916,252 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.478%, 02/25/2050	1,543,885	0.2
309,108 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	286,530	0.0
272,951 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.722%, 07/25/2045	201,791	0.0
1,886,694 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.565%, 02/25/2047	1,649,785	0.2
2,602,371 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.798%, 08/25/2047	2,200,501	0.2
893,360 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.505%, 08/25/2047	772,080	0.1
1,370,131 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.255%, 06/25/2049	1,194,494	0.1
372,121 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	326,376	0.0
465,672 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.716%, 12/25/2049	381,838	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
465,672 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.716%, 12/25/2049	$379,569	0.0
607,876 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.863%, 03/25/2049	596,212	0.1
1,646,327 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,601,817	0.2
845,625 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	807,852	0.1
2,882,269 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.507%, 09/25/2049	2,426,969	0.2
1,697,284 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.507%, 09/25/2049	1,591,271	0.2
954,354 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.642%, 03/25/2050	766,803	0.1
2,384,391 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.642%, 03/25/2050	1,906,442	0.2
1,919,892 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.325%, 04/25/2050	1,466,168	0.1
2,493,246 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.869%, 11/25/2051	1,841,856	0.2
9,066,000 (3)	Series RR 2014-1 F Trust, 0.000%, 05/25/2047	7,772,417	0.8
1,329,565 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.639%, 10/25/2047	1,178,912	0.1
3,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,649,507	0.3
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,909,123	0.2
2,500,000 (2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,253,225	0.2
72,518 (1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.354%, 03/25/2035	66,199	0.0
3,818,353 (1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	1,080,459	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,474,881 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.230%, 12/25/2051	$1,059,958	0.1
4,819,731 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.243%, 01/25/2052	3,445,479	0.3
1,207,692 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	995,063	0.1
90,655 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.060%, 10/20/2035	87,270	0.0
117,608 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 3.060%, 10/20/2035	113,218	0.0
318,110 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.468%, 06/25/2034	304,711	0.0
406,716 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 3.467%, 07/25/2034	389,055	0.0
667,775 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.836%, 09/25/2035	616,120	0.1
250,402	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 4.064%, (US0001M + 0.490)%, 10/25/2045	235,031	0.0
211,869 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.758%, 12/25/2035	197,857	0.0
223,070 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.609%, 11/25/2036	204,903	0.0
670,878 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.739%, 12/25/2036	602,891	0.1
324,869 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.430%, 12/25/2036	304,120	0.0
218,335 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.053%, 02/25/2037	202,347	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
388,103 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.208%, 02/25/2037	$360,008	0.0
259,291 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.342%, 12/25/2036	239,076	0.0
329,368	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	304,235	0.0
112,895	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	100,033	0.0
399,303	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	367,606	0.0
504,228	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 3.314%, (US0001M + 0.230)%, 01/25/2047	462,557	0.0
103,724	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	88,439	0.0
61,378 (1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.873%, 04/25/2036	58,302	0.0
398,510 (1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.240%, 12/28/2037	365,445	0.0
452,073 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.668%, 07/25/2047	379,318	0.0
175,452 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 07/25/2049	161,100	0.0
2,031,553 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.373%, 12/25/2049	1,589,973	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,043,958 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.161%, 07/25/2050	$824,578	0.1
1,251,102 (1)(2)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.718%, 12/25/2050	805,608	0.1
	Total Collateralized Mortgage Obligations (Cost $312,389,036)	266,904,202	26.1
COMMERCIAL MORTGAGE-BACKED SECURITIES: 40.1%
2,580,000 (2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 D, 2.000%, 10/15/2054	1,595,324	0.2
5,649,000 (2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 E, 2.000%, 10/15/2054	3,193,965	0.3
3,500,000 (2)	AREIT 2019-CRE3 D Trust, 5.686%, (TSFR1M + 2.650)%, 09/14/2036	3,377,249	0.3
690,000 (2)(3)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	688,967	0.1
2,200,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,750,989	0.2
5,680,000 (2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,804,028	0.4
7,060,000 (1)(2)(4)	BANK 2017-BNK4 XE, 1.601%, 05/15/2050	372,263	0.0
21,150,000 (1)(2)(4)	BANK 2017-BNK8 XE, 1.400%, 11/15/2050	1,212,569	0.1
9,363,500 (1)(2)(4)	BANK 2018-BNK12 XD, 1.546%, 05/15/2061	625,797	0.1
11,003,446 (1)(4)	Bank 2019-BNK19 XA, 1.085%, 08/15/2061	539,605	0.1
52,696,727 (1)(4)	BANK 2020-BNK27 XA, 1.267%, 04/15/2063	3,370,759	0.3
17,845,738 (1)(4)	BANK 2020-BNK30 XA, 1.424%, 12/15/2053	1,282,075	0.1
14,858,259 (1)(4)	BANK 2021-BNK31 XA, 1.434%, 02/15/2054	1,128,720	0.1
47,395,023 (1)(4)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.704%, 08/15/2052	3,515,410	0.3
103,000,000 (1)(2)(4)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	614,895	0.1
39,218,882 (1)(4)	BBCMS Mortgage Trust 2020-C7 XA, 1.737%, 04/15/2053	2,966,873	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,615,615 (1)(4)	BBCMS Trust 2021-C10 XA, 1.424%, 07/15/2054	$492,724	0.0
18,964,000 (1)(2)(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,293,212	0.1
50,254,640 (1)(4)	Benchmark 2018-B7 XA Mortgage Trust, 0.586%, 05/15/2053	893,251	0.1
20,151,687 (1)(4)	Benchmark 2019-B10 XA Mortgage Trust, 1.385%, 03/15/2062	1,080,908	0.1
14,907,500 (1)(2)(4)	Benchmark 2019-B14 XD Mortgage Trust, 1.400%, 12/15/2062	1,100,500	0.1
1,350,000 (2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	969,220	0.1
3,220,000 (1)(2)(4)	Benchmark 2019-B9 XD Mortgage Trust, 2.168%, 03/15/2052	321,706	0.0
12,509,756 (1)(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.539%, 03/15/2053	778,104	0.1
6,115,000 (2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	5,112,218	0.5
22,613,253 (1)(4)	Benchmark 2020-B18 XA Mortgage Trust, 1.915%, 07/15/2053	1,831,591	0.2
7,242,712 (1)(4)	Benchmark 2020-B20 XA Mortgage Trust, 1.734%, 10/15/2053	583,315	0.1
15,942,798 (1)(4)	Benchmark 2020-B22 XA Mortgage Trust, 1.631%, 01/15/2054	1,408,229	0.1
18,432,315 (1)(4)	Benchmark 2021-B23 XA Mortgage Trust, 1.380%, 02/15/2054	1,273,575	0.1
34,555,752 (1)(4)	Benchmark 2021-B25 XA Mortgage Trust, 1.223%, 04/15/2054	2,207,834	0.2
4,964,794 (1)(4)	Benchmark 2021-B28 XA Mortgage Trust, 1.398%, 08/15/2054	366,946	0.0
8,000,000 (1)(2)(4)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	645,114	0.1
6,580,000 (2)(3)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	4,327,072	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,350,000 (2)(3)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	$2,369,168	0.2
8,425,000 (1)(2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.518%, 05/25/2052	6,568,424	0.6
5,000,000 (2)	BPR Trust 2021-WILL E, 9.568%, (US0001M + 6.750)%, 06/15/2038	4,647,613	0.5
2,403,000 (2)	BX Commercial Mortgage Trust 2019-IMC D, 4.718%, (US0001M + 1.900)%, 04/15/2034	2,282,638	0.2
500,000 (2)	BX Trust 2022-VAMF F, 6.144%, (TSFR1M + 3.299)%, 01/15/2039	466,590	0.0
1,910,000 (1)(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	1,428,095	0.1
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	802,270	0.1
1,470,000 (2)	Cascade Funding Mortgage Trust 2021-FRR1 AK99, 5.740%, 09/29/2029	984,466	0.1
5,600,000 (2)	Cascade Funding Mortgage Trust 2021-FRR1 BK98, 7.030%, 08/29/2029	3,450,727	0.3
8,930,000 (2)	Cascade Funding Mortgage Trust 2021-FRR1 CK98, 8.130%, 08/29/2029	5,100,265	0.5
17,707,452 (1)(4)	CD 2019-CD8 XA Mortgage Trust, 1.547%, 08/15/2057	1,261,408	0.1
2,810,000 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.758%, 03/10/2047	2,580,426	0.3
44,693,343 (1)(2)(4)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.593%, 03/10/2047	824,724	0.1
4,231,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.849%, 07/10/2049	2,813,693	0.3
2,010,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.849%, 07/10/2049	1,143,995	0.1
5,150,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	3,999,141	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
20,655,000 (1)(2)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.405%, 09/15/2050	$1,066,399	0.1
2,240,000 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.234%, 11/10/2051	1,798,061	0.2
5,703,207 (1)(4)	COMM 2012-CR3 XA, 1.747%, 10/15/2045	15,357	0.0
1,230,000 (1)(2)	COMM 2013-CR10 F Mortgage Trust, 5.031%, 08/10/2046	1,109,188	0.1
1,820,000 (1)(2)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	1,538,101	0.2
16,406,000 (1)(2)(4)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.964%, 11/15/2050	634,397	0.1
1,000,000 (1)(2)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	772,082	0.1
13,787,313 (1)(2)(4)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	778,057	0.1
14,781,985 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	1,448,340	0.1
1,148 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.814%, 04/25/2030	112	0.0
24,675,397 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.973%, 11/25/2030	1,336,687	0.1
29,734,355 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.865%, 12/25/2030	1,409,456	0.1
3,386,195 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.637%, 02/25/2035	409,012	0.0
13,044,798 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.095%, 08/25/2036	1,169,109	0.1
22,039,000 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.231%, 05/25/2029	3,605,640	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,491,978 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.939%, 11/25/2030	$285,922	0.0
12,250,292 (2)(4)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	39,047	0.0
4,833,678 (2)(3)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	3,408,294	0.3
50,634,376 (2)(4)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	146,080	0.0
449,682 (2)(3)	FREMF 2018-K156 C Mortgage Trust, 0.000%, 07/25/2036	185,964	0.0
6,039,315 (2)	FREMF 2019-KBF3 C Mortgage Trust, 7.303%, (US0001M + 4.750)%, 01/25/2029	5,915,207	0.6
2,300,000 (2)(3)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,322,635	0.1
29,302,560 (2)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	106,113	0.0
3,260,000 (2)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	14,898	0.0
7,374,672 (1)(2)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.740%, 09/27/2051	6,390,054	0.6
7,087,000 (1)(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	5,390,573	0.5
5,395,000 (2)(3)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	4,513,719	0.4
6,557,000 (2)(3)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	5,317,000	0.5
5,334,000 (1)(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	4,362,768	0.4
4,526,000 (2)(3)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	2,776,602	0.3
5,392,000 (2)(3)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	4,314,380	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,331,000 (2)(3)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	$4,112,699	0.4
3,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	2,231,631	0.2
7,423,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1C, 1.320%, 11/29/2050	5,115,486	0.5
11,147,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1D, 1.450%, 11/29/2050	7,402,326	0.7
5,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1E, 1.980%, 11/29/2050	2,861,618	0.3
5,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	3,450,167	0.3
8,020,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2C, 1.540%, 11/29/2050	5,200,995	0.5
16,000,000 (2)(3)	GAM RE-REMIC Trust 2022-FRR3 DK89, 0.000%, 01/27/2052	7,214,080	0.7
9,937,000 (1)(2)(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	7,679,425	0.8
6,762,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.000%, 01/29/2052	5,112,592	0.5
7,361,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	4,764,546	0.5
3,846,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 C728, 0.000%, 08/27/2050	3,316,940	0.3
3,915,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	3,184,161	0.3
4,744,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	3,329,628	0.3
3,310,000 (1)(2)(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	2,291,411	0.2
3,856,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 CK89, 0.000%, 01/27/2052	2,282,354	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,849,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 D728, 0.000%, 01/29/2052	$3,212,975	0.3
5,194,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.000%, 12/27/2045	5,047,408	0.5
3,094,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	2,577,995	0.3
3,914,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	3,060,134	0.3
1,295,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.000%, 12/27/2045	1,250,814	0.1
2,064,000 (2)(5)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.000%, 01/29/2052	1,670,758	0.2
4,220,407 (1)(2)(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.291%, 03/10/2044	12,813	0.0
1,212,264 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.431%, 05/10/2045	1,097,077	0.1
5,540,000 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,130,100	0.3
6,297,470 (1)(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.114%, 02/10/2052	280,708	0.0
2,170,000 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,553,499	0.2
14,406,622 (1)(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.218%, 07/10/2052	701,850	0.1
1,800,000 (2)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	1,084,344	0.1
500,000 (2)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	268,596	0.0
5,860,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.394%, 01/05/2034	5,423,858	0.5
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,930,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 4.978%, (US0001M + 2.160)%, 07/15/2036	$1,816,897	0.2
1,330,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	972,094	0.1
1,360,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.990%, 12/05/2038	786,264	0.1
30,178,369 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.796%, 11/15/2045	467,736	0.0
3,550,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	3,326,807	0.3
734,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	583,616	0.1
46,979,000 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	448,962	0.0
34,428,000 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.520%, 01/15/2048	302,088	0.0
13,000,000 (1)(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.755%, 03/10/2049	9,119,188	0.9
4,930,763 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 C, 4.500%, 08/15/2045	4,838,337	0.5
4,050,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.695%, 11/15/2045	3,588,300	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,500,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.276%, 12/15/2048	$5,296,767	0.5
4,950,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.520%, 10/15/2048	3,861,471	0.4
7,861,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.520%, 10/15/2048	5,704,239	0.6
3,650,000 (2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,846,676	0.4
2,600,000 (2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,729,096	0.3
680,158 (2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	503,783	0.1
1,590,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,205,800	0.1
6,893,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.019%, 11/15/2049	3,724,069	0.4
40,509,319 (1)(4)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.449%, 07/15/2052	2,478,867	0.2
6,586,500 (1)(2)(4)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.541%, 07/15/2052	502,307	0.0
14,743,089 (1)(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 1.013%, 12/15/2050	526,824	0.1
15,555,000 (1)(2)(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.750%, 12/15/2050	1,074,707	0.1
2,170,000 (2)	Prima Capital CRE Securitization 2019-7A C Ltd., 3.250%, 12/25/2050	1,963,317	0.2
10,000,000 (2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	8,216,772	0.8
16,080,000 (2)	RFM Reremic Trust 2022-FRR1 AB55, 0.950%, 03/28/2049	12,508,001	1.2
13,630,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	11,311,339	1.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
20,520,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	$16,672,519	1.6
5,010,000 (2)(3)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	3,716,182	0.4
6,300,000 (2)(3)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	4,446,391	0.4
5,900,000 (2)(3)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	4,027,735	0.4
3,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	2,903,510	0.3
16,319,161 (1)(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.739%, 04/15/2052	1,177,399	0.1
720,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.651%, 12/10/2045	696,261	0.1
5,878,697 (1)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.179%, 12/15/2047	101,128	0.0
16,657,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.398%, 09/15/2058	523,481	0.1
16,657,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.398%, 09/15/2058	521,731	0.1
32,664,000 (1)(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.679%, 11/15/2049	641,875	0.1
7,605,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	457,933	0.0
32,665,048 (1)(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.032%, 10/15/2050	1,066,813	0.1
14,922,652 (1)(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.949%, 06/15/2051	531,786	0.1
20,669,020 (1)(4)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.674%, 08/15/2054	1,830,346	0.2
16,191,005 (1)(2)(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.569%, 12/15/2045	41,030	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,020,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	$1,867,098	0.2
627,374 (1)(2)(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.215%, 03/15/2048	1,936	0.0
19,090,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.090%, 06/15/2046	16,432,670	1.6
5,146,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	4,670,084	0.5
	Total Commercial Mortgage-Backed Securities (Cost $451,509,497)	410,983,124	40.1
ASSET-BACKED SECURITIES: 28.2%
	Automobile Asset-Backed Securities: 1.2%
1,604,164	Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	1,598,763	0.1
1,800,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,754,661	0.2
3,350,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,249,793	0.3
2,350,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,206,344	0.2
750,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	731,891	0.1
1,745,312	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	1,745,723	0.2
1,500,000 (2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,482,560	0.1
		12,769,735	1.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: 0.3%
665,802 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	$541,673	0.1
691,320 (2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	556,638	0.1
2,467,274	GSAA Home Equity Trust 2006-14 A3A, 3.584%, (US0001M + 0.250)%, 09/25/2036	914,954	0.1
942,111	GSAA Home Equity Trust 2007-1 1A1, 3.244%, (US0001M + 0.080)%, 02/25/2037	320,285	0.0
433,821 (1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	426,246	0.0
515,158 (1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	445,719	0.0
		3,205,515	0.3
	Other Asset-Backed Securities: 23.5%
2,000,000 (2)	AIG CLO 2019-2A DR Ltd., 5.833%, (US0003M + 3.050)%, 10/25/2033	1,759,084	0.2
3,000,000 (2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,730,936	0.3
1,500,000 (2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,343,869	0.1
1,045,311 (1)(2)(4)(6)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
3,500,000 (2)	Apidos CLO XXXI 2019-31A DR, 5.612%, (US0003M + 3.100)%, 04/15/2031	3,159,769	0.3
3,500,000 (2)	Apidos CLO XXXIII 2020-33A DR, 5.783%, (US0003M + 3.000)%, 10/24/2034	3,116,467	0.3
6,500,000 (2)	Apidos CLO XXXVI 2021-36A D, 5.610%, (US0003M + 2.900)%, 07/20/2034	5,743,361	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,089,000 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	$1,016,853	0.1
5,800,000 (2)	Aqua Finance Trust 2017-A B, 2.400%, 07/17/2046	4,803,825	0.5
780,351 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	739,028	0.1
2,793,000 (2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,375,991	0.2
5,000,000 (2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	4,336,905	0.4
442,436 (2)	Babson CLO Ltd. 2014-IA C, 6.160%, (US0003M + 3.450)%, 07/20/2025	439,659	0.0
4,500,000 (2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	3,942,284	0.4
4,000,000 (2)	Barings CLO Ltd. 2021-1A D, 5.683%, (US0003M + 2.900)%, 04/25/2034	3,519,612	0.3
196,312 (1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.409%, 10/25/2036	188,954	0.0
5,000,000 (2)	Benefit Street Partners CLO Ltd. 2021-23A D, 6.433%, (US0003M + 3.650)%, 04/25/2034	4,466,130	0.4
5,000,000 (2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A DR, 5.912%, (US0003M + 3.400)%, 10/15/2034	4,431,535	0.4
3,750,000 (2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 4.478%, (TSFR3M + 2.150)%, 04/15/2035	3,300,713	0.3
7,250,000 (2)	BlueMountain CLO XXXII Ltd. 2021-32A D, 5.912%, (US0003M + 3.400)%, 10/15/2034	6,434,788	0.6
4,577,000 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,101,852	0.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,000,000 (2)	Carlyle Global Market Strategies 2021-7A C, 5.612%, (US0003M + 3.100)%, 10/15/2035	$4,477,430	0.4
5,800,000 (2)	CARLYLE US CLO 2021-8A D Ltd., 5.712%, (US0003M + 3.200)%, 10/15/2034	5,213,869	0.5
2,980,563 (2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	2,556,766	0.3
1,857,625 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	1,717,027	0.2
1,395,625 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,318,464	0.1
1,316,250 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	1,138,797	0.1
2,050,000 (2)	Driven Brands Funding LLC 2022-1A A2, 7.393%, 10/20/2052	2,050,000	0.2
5,750,000 (2)	Dryden 86 CLO Ltd. 2020-86A DR, 5.940%, (US0003M + 3.200)%, 07/17/2034	5,118,955	0.5
5,000,000 (2)	Dryden 95 CLO Ltd. 2021-95A D, 5.884%, (US0003M + 2.900)%, 08/20/2034	4,391,200	0.4
4,400,000 (2)	Dryden Senior Loan Fund 2021-92A E, 9.484%, (US0003M + 6.500)%, 11/20/2034	3,680,974	0.4
1,485,000 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,438,169	0.1
4,500,000 (2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 6.183%, (US0003M + 3.400)%, 04/24/2029	4,088,507	0.4
2,250,000 (2)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	2,205,000	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,250,000 (2)	Greystone Commercial Real Estate Notes 2021-FL3 E, 5.568%, (US0001M + 2.750)%, 07/15/2039	$2,067,933	0.2
1,532,989 (2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,334,996	0.1
854,126 (2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	779,459	0.1
1,982,573 (2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	1,851,116	0.2
633,136 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	579,562	0.1
750,000 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	658,221	0.1
820,660 (2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	708,729	0.1
1,845,981 (2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	1,473,170	0.1
5,000,000 (2)	Magnetite XXVI Ltd. 2020-26A DR, 5.633%, (US0003M + 2.850)%, 07/25/2034	4,435,370	0.4
199,740 (2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	199,397	0.0
60,945 (2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	60,922	0.0
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	843,004	0.1
1,800,000 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.642%, 09/25/2057	1,634,362	0.2
1,581,384 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,439,979	0.1
1,084,604 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,009,421	0.1
1,001,320 (2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	927,891	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,087,986 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	$1,032,357	0.1
1,390,658 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	1,224,954	0.1
1,013,931 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	800,005	0.1
720,947 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	665,541	0.1
2,250,000 (2)	Neuberger Berman Loan Advisers Clo 42 Ltd. 2021-42A D, 5.540%, (US0003M + 2.800)%, 07/16/2035	1,989,227	0.2
4,850,000 (2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A D, 5.590%, (US0003M + 2.850)%, 10/16/2034	4,289,694	0.4
3,000,000 (2)	NYACK Park CLO Ltd. 2021-1A D, 5.510%, (US0003M + 2.800)%, 10/20/2034	2,618,634	0.3
3,000,500 (2)	Oaktree CLO 2020-1A ER Ltd., 9.022%, (US0003M + 6.510)%, 07/15/2034	2,537,085	0.2
3,000,000 (2)	Oaktree CLO Ltd. 2021-1A D, 5.762%, (US0003M + 3.250)%, 07/15/2034	2,627,925	0.3
6,000,000 (2)	OHA Credit Partners XVI 2021-16A D, 5.590%, (US0003M + 2.850)%, 10/18/2034	5,318,844	0.5
4,550,000 (2)	Palmer Square CLO 2021-4A D Ltd., 5.462%, (US0003M + 2.950)%, 10/15/2034	4,043,685	0.4
3,800,000 (2)	Palmer Square CLO Ltd. 2021-2A E, 8.862%, (US0003M + 6.350)%, 07/15/2034	3,337,122	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,125,000 (2)	Palmer Square Loan Funding 2021-2A D Ltd., 7.984%, (US0003M + 5.000)%, 05/20/2029	$2,666,822	0.3
94,949 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.499%, 01/25/2036	92,835	0.0
563,762 (2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	563,361	0.1
600,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	596,052	0.1
3,200,000 (2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,161,818	0.3
1,780,000 (2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,713,829	0.2
950,000 (2)	SoFi Consumer Loan Program 2021-1 D Trust, 2.040%, 09/25/2030	852,092	0.1
4,500,000 (2)	Sound Point Clo XIV Ltd. 2016-3A DR, 6.433%, (US0003M + 3.650)%, 01/23/2029	4,194,252	0.4
140,263	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 3.424%, (US0001M + 0.340)%, 12/25/2036	137,545	0.0
7,869,191 (2)	Sunnova Helios Issuer II LLC 2021-B B, 2.010%, 07/20/2048	6,316,788	0.6
3,829,101 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	3,025,784	0.3
3,373,204 (2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	2,993,622	0.3
6,922,138 (2)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	6,298,263	0.6
1,651,440 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,504,685	0.1
4,200,000 (2)	Symphony CLO XIV Ltd. 2014-14A DR, 5.583%, (US0003M + 3.100)%, 07/14/2026	4,054,373	0.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,000,000 (2)	Symphony Static CLO I Ltd. 2021-1A D, 5.533%, (US0003M + 2.750)%, 10/25/2029	$6,209,735	0.6
2,000,000 (2)	TCW CLO 2017-1A DRR Ltd., 6.476%, (US0003M + 3.670)%, 10/29/2034	1,839,350	0.2
6,000,000 (2)	TCW CLO 2020-1A DRR Ltd., 6.110%, (US0003M + 3.400)%, 04/20/2034	5,355,132	0.5
3,000,000 (2)	TCW CLO 2021-2A D Ltd., 6.033%, (US0003M + 3.250)%, 07/25/2034	2,612,964	0.3
2,000,000 (2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.690%, (US0003M + 1.950)%, 07/18/2031	1,814,684	0.2
5,000,000 (2)	THL Credit Wind River 2017-3A CR Clo Ltd., 5.012%, (US0003M + 2.500)%, 04/15/2035	4,608,080	0.5
2,002,917 (2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	1,661,176	0.2
1,100,000 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.034%, 11/25/2057	1,046,556	0.1
2,450,000 (2)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	2,147,092	0.2
2,617,500 (2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	2,179,729	0.2
1,323,647 (2)	Upstart Securitization Trust 2021-5 A, 1.310%, 11/20/2031	1,279,942	0.1
1,600,000 (2)	Venture 33 CLO Ltd. 2018-33A CR, 4.792%, (US0003M + 2.280)%, 07/15/2031	1,447,469	0.1
5,412,500 (2)	Venture XXI CLO Ltd. 2015-21A DR, 5.312%, (US0003M + 2.800)%, 07/15/2027	4,930,766	0.5
2,251,187 (2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	1,831,716	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,600,000 (2)	Whetstone Park CLO Ltd. 2021-1A D, 5.610%, (US0003M + 2.900)%, 01/20/2035	$1,408,646	0.1
5,728,710 (2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	4,891,894	0.5
6,484,500 (2)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	5,326,892	0.5
		240,599,322	23.5
	Student Loan Asset-Backed Securities: 3.2%
129,376 (2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	116,133	0.0
316,055 (2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	313,282	0.0
219,054 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	216,715	0.0
90,219 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	82,232	0.0
21,176 (2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	18,732	0.0
594,607 (2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	535,796	0.1
597,694 (1)(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	592,758	0.1
118,155 (2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	107,436	0.0
740,068 (1)(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	672,505	0.1
464,225 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	439,901	0.0
1,037,846 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	964,931	0.1
350,031 (2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	318,205	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
850,000 (2)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	$589,019	0.1
2,623,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,228,999	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	915,515	0.1
1,600,000 (2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,591,660	0.2
2,930,993 (1)(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	2,779,835	0.3
1,525,000 (1)(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,488,649	0.1
1,250,000 (1)(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,117,980	0.1
1,250,000 (2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,198,441	0.1
1,000,000 (2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	948,565	0.1
4,000,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,792,294	0.4
2,000,000 (2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	1,864,426	0.2
2,100,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,883,142	0.2
5,050,000 (2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,103,169	0.4
4,100,000 (2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	3,495,330	0.3
		32,375,650	3.2
	Total Asset-Backed Securities (Cost $324,783,950)	288,950,222	28.2
	Total Long-Term Investments (Cost $1,088,682,483)	966,837,548	94.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Commercial Paper: 4.3%
17,000,000	Consolidated Edison Co., 3.370%, 10/03/2022	$16,995,295	1.7
10,000,000	Duke Energy Corp., 3.350%, 10/03/2022	9,997,249	1.0
6,500,000	Excelon Corp., 3.370%, 10/03/2022	6,498,201	0.6
3,000,000	Fiserv, Inc., 3.390%, 10/04/2022	2,998,887	0.3
7,000,000	Mondelez International, Inc., 3.370%, 10/03/2022	6,998,063	0.7
	Total Commercial Paper (Cost $43,491,635)	43,487,695	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
15,863,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930% (Cost $15,863,000)	$15,863,000	1.5
	Total Short-Term Investments (Cost $59,354,635)	59,350,695	5.8
	Total Investments in Securities (Cost $1,148,037,118)	$1,026,188,243	100.2
	Liabilities in Excess of Other Assets	(2,295,353)	(0.2)
	Net Assets	$1,023,892,890	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR
Investment Type Allocation as of September 30, 2022 (as a percentage of net assets)

Commercial Mortgage-Backed Securities	40.1%
Asset-Backed Securities	28.2%
Collateralized Mortgage Obligations	26.1%
Assets in Excess of Other Liabilities,*	5.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$266,904,202	$—	$266,904,202
Asset-Backed Securities	—	288,950,222	—	288,950,222
Commercial Mortgage-Backed Securities	—	410,983,124	—	410,983,124
Short-Term Investments	15,863,000	43,487,695	—	59,350,695
Total Investments, at fair value	$15,863,000	$1,010,325,243	$—	$1,026,188,243
Other Financial Instruments+
Futures	8,908,197	—	—	8,908,197
Total Assets	$24,771,197	$1,010,325,243	$—	$1,035,096,440
Liabilities Table
Other Financial Instruments+
Futures	$(3,014,132)	$—	$—	$(3,014,132)
Total Liabilities	$(3,014,132)	$—	$—	$(3,014,132)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	101	12/30/22	$20,744,453	$(39,822)
U.S. Treasury Long Bond	133	12/20/22	16,812,031	(1,430,032)
U.S. Treasury Ultra 10-Year Note	60	12/20/22	7,109,063	(251,939)
U.S. Treasury Ultra Long Bond	93	12/20/22	12,741,000	(1,292,339)
			$57,406,547	$(3,014,132)
Short Contracts:
U.S. Treasury 10-Year Note	(169)	12/20/22	(18,938,562)	941,526
U.S. Treasury 5-Year Note	(2,173)	12/30/22	(233,614,478)	7,966,671
			$(252,553,040)	$8,908,197
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$8,908,197
Total Asset Derivatives		$8,908,197
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$3,014,132
Total Liability Derivatives		$3,014,132

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$20,907,433
Total	$20,907,433
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(4,448,213)
Total	$(4,448,213)
At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,158,648,428.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$11,169,801
Gross Unrealized Depreciation	(137,735,921)
Net Unrealized Depreciation	$(126,566,120)
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166107 (0922-111722)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: December 2, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 2, 2022